UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

Guggenheim Variable Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Variable Funds Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 – June 30, 2025

Item 1.	Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Series E (Total Return Bond Series)

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Series E (Total Return Bond Series) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$46	0.90%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Series E (Total Return Bond Series)) returned 4.27%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period.

What factors materially affected the fund's performance over the last six months?

Positive contributors to relative returns include the fund's carry, or income, advantage, active duration positioning, and security selection. The fund's overweight duration positioning, particularly concentrated at the 5-10 year segment of the yield curve, where interest rates fell by 30 to 60 basis points over the reporting period, enhanced relative performance. Additionally, positive security selection within high yield corporates, investment-grade corporates, and bank loans contributed to relative performance. Credit positioning detracted from both absolute and relative returns, as spreads widened amid volatility associated with the uncertainty of the impact of evolving U.S. trade policy.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Series E (Total Return Bond Series)	4.27%	7.20%	0.27%	2.81%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$173,632,162
Total Number of Portfolio Holdings	583
Portfolio Turnover Rate	17%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Series E (Total Return Bond Series) | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 6.30.25
Credit Quality	% of Net Assets
AAA	13.0%
AA	32.2%
A	12.3%
BBB	13.4%
BB	2.8%
B	1.2%
CCC	1.0%
CC	0.4%
C	0.1%
NR3	1.7%
Other Instruments	21.9%
10 Largest Holdings4 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	21.0%
Uniform MBS 30 Year, 5.00% due 09/01/25	4.8%
U.S. Treasury Inflation Indexed Bonds, 2.13% due 01/15/35	3.0%
Uniform MBS 30 Year, 5.50% due 09/01/25	2.7%
Uniform MBS 30 Year, 3.00% due 09/01/25	2.6%
U.S. Treasury Bonds due 05/15/51	2.1%
Uniform MBS 15 Year, 5.00% due 09/01/25	1.9%
U.S. Treasury Notes, 4.13% due 05/31/32	1.9%
Uniform MBS 30 Year, 5.00% due 08/01/25	1.7%
U.S. Treasury Bonds, 4.38% due 11/15/39	1.4%
Top 10 Total	43.1%

*	Less than 0.01%
[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.
[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027865-063025

Guggenheim Investments	2

Series F (Floating Rate Strategies Series)

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Series F (Floating Rate Strategies Series) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$58	1.15%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Series F (Floating Rate Strategies Series)) returned 2.05%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and underperforming the fund's secondary index, the S&P UBS Leveraged Loan Index, which returned 2.96% for the same period.

What factors materially affected the fund's performance over the last six months?

Relative performance of the fund compared to the secondary index continues to be impacted by idiosyncratic credit issues in the consumer non-cyclical and consumer cyclical sectors. The mark down of equity received as a result of restructurings also hurt performance. Credit selection in the single-B category broadly, and in the communications sector, contributed to relative performance.

Absolute performance continues to be driven by the high floating-rate coupon in the bank loan asset class and continued spread tightening. Absolute returns were somewhat compressed during the period given the tariff-related headlines and corresponding volatility in the asset class during March and April.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Series F (Floating Rate Strategies Series)	2.05%	5.68%	5.43%	3.76%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
S&P UBS Leveraged Loan Index	2.96%	7.50%	7.39%	5.14%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$51,523,602
Total Number of Portfolio Holdings	256
Portfolio Turnover Rate	32%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the S&P UBS Leveraged Loan Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Series F (Floating Rate Strategies Series) | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 6.30.25
Credit Quality	% of Net Assets
BBB	9.6%
BB	30.8%
B	41.9%
CCC	3.7%
NR3	0.7%
Other Instruments	13.3%
10 Largest Holdings4 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
Guggenheim Floating Rate Strategies Fund — Class R6	4.3%
Grifols Worldwide Operations USA, Inc., 6.48%	1.0%
Ascend Learning, LLC, 7.33%	1.0%
Culligan, 7.32%	1.0%
Calpine Construction Finance Company, LP, 6.33%	1.0%
Burlington Coat Factory Warehouse Corp., 6.08%	1.0%
Restaurant Brands, 6.08%	1.0%
GIP Pilot Acquisition Partners LP, 6.28%	1.0%
Park River Holdings, Inc., 7.80%	1.0%
DCert Buyer, Inc., 8.33%	0.9%
Top 10 Total	13.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.
[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000125779-063025

Guggenheim Investments	2

Series P (High Yield Series)

Variable Annuity

Semi-Annual Shareholder Report | 6.30.25

This semi-annual shareholder report contains important information about the Series P (High Yield Series) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$53	1.05%[2]
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
[2]	Annualized.
How did the fund perform over the last six months?*

For the period of January 1, 2025 to June 30, 2025, the fund (Series P (High Yield Series)) returned 4.15%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 4.02% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 4.57% for the same period.

What factors materially affected the fund's performance over the last six months?

Overall, the high yield market moved higher over the first half of the year even as trade tensions escalated. The primary contributor to the fund's performance was strong credit selection in energy and consumer cyclicals, and the primary detractor was weaker performance by bank loan exposures.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 6.30.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.25
	6 Month‡	One Year	Five Years	Ten Years
Series P (High Yield Series)	4.15%	9.46%	5.87%	4.48%
Bloomberg U.S. Aggregate Bond Index	4.02%	6.08%	-0.73%	1.76%
Bloomberg U.S. Corporate High Yield Index	4.57%	10.28%	5.97%	5.38%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 6.30.25
Net Assets	$31,089,338
Total Number of Portfolio Holdings	297
Portfolio Turnover Rate	20%

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Series P (High Yield Series) | Variable Annuity	Semi-Annual Shareholder Report | June 30, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 6.30.25
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 6.30.25
Credit Quality	% of Net Assets
BBB	5.2%
BB	45.8%
B	34.8%
CCC	7.2%
NR3	1.2%
Other Instruments	5.8%
10 Largest Holdings4 (as a % of Net Assets) as of 6.30.25
Top 10	% of Net Assets
GrafTech Finance, Inc., 4.63%	1.0%
CPI CG, Inc., 10.00%	0.9%
Trinity Industries, Inc., 7.75%	0.9%
Enviri Corp., 5.75%	0.9%
Great Lakes Dredge & Dock Corp., 5.25%	0.9%
Jefferies Finance LLC / JFIN Company-Issuer Corp., 5.00%	0.8%
AMC Networks, Inc., 4.25%	0.8%
Jones Deslauriers Insurance Management, Inc., 10.50%	0.8%
ITT Holdings LLC, 6.50%	0.8%
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp., 5.00%	0.8%
Top 10 Total	8.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.
[4]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027854-063025

Guggenheim Investments	2

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6.	Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

6.30.2025

Guggenheim Variable Funds Trust Semi-Annual
Financial Report

Series
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series P	(High Yield Series)

GuggenheimInvestments.com	GVFT-SEMI-0625x1225

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Financial Report)
SERIES E (TOTAL RETURN BOND SERIES)	2
SERIES F (FLOATING RATE STRATEGIES SERIES)	26
SERIES P (HIGH YIELD SERIES)	39
NOTES TO FINANCIAL STATEMENTS	51
OTHER INFORMATION	69
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	70
Item 9: Proxy Disclosures for Open-End Management Investment Companies	71
Item 10: REMUNERATION Paid to Directors, Officers, and others of Open-End Management Investment Companies	72
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	73

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Shares	Value
COMMON STOCKS† - 0.0%

Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	76,590	$8

Total Common Stocks
(Cost $—)		8

PREFERRED STOCKS† - 2.1%
Financial - 2.0%
Wells Fargo & Co. ††
3.90%	500,000	494,875
6.85%	100,000	105,081
Goldman Sachs Group, Inc. ††
6.85%	250,000	257,997
3.80%	150,000	147,648
7.50%	100,000	105,293
Citigroup, Inc. ††
6.75%	300,000	302,209
3.88%	200,000	197,247
MetLife, Inc. ††
3.85%	400,000	397,933
Bank of New York Mellon Corp. ††
3.75%	400,000	390,665
JPMorgan Chase & Co. ††
3.65%	250,000	245,941
6.50%	110,000	113,605
Charles Schwab Corp. ††
4.00%	200,000	185,532
American National Group, Inc. ††
7.38%	4,000	104,280
CNO Financial Group, Inc. ††
5.13% due 11/25/60	6,000	103,380
State Street Corp. ††
6.45%	100,000	101,741
Kuvare US Holdings, Inc. ††
7.00% due 02/17/51[2]	100,000	99,714
Bank of America Corp. ††
4.38%	100,000	98,123
Selective Insurance Group, Inc. ††
4.60%	4,000	66,640
First Republic Bank††
4.25%*	16,525	3
4.50%*	675	—
Total Financial		3,517,907

Energy - 0.1%
Venture Global LNG, Inc. ††
9.00%[2]	150,000	145,830

Utilities - 0.0%
NextEra Energy Capital Holdings, Inc. ††
6.50% due 06/01/85	2,000	49,980
Total Preferred Stocks
(Cost $4,230,028)		3,713,717

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	684	8
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	23,402	3
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	8,510	1
Total Warrants
(Cost $1,584)		12

MUTUAL FUNDS† - 21.0%
Guggenheim Variable Insurance Strategy Fund III[3]	1,462,970	36,486,478
Total Mutual Funds
(Cost $36,373,620)		36,486,478

MONEY MARKET FUND***,† - 2.2%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.19%[4]	3,865,300	3,865,300
Total Money Market Fund
(Cost $3,865,300)		3,865,300

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 37.2%
Government Agency - 28.2%
Uniform MBS 30 Year
5.00% due 09/01/25[5]	8,539,385	8,364,080
5.50% due 09/01/25[5]	4,740,000	4,735,616
3.00% due 09/01/25[5]	5,250,460	4,539,332
5.00% due 08/01/25[5]	3,052,615	2,991,380
3.00% due 08/01/25[5]	2,429,540	2,100,860
2.50% due 08/01/25[5]	2,221,380	1,842,217
7.00% due 09/01/25[5]	1,630,000	1,709,161
2.50% due 09/01/25[5]	1,988,620	1,649,654
2.00% due 08/01/25[5]	1,210,000	957,458
Fannie Mae
5.00% due 05/01/53	2,247,336	2,215,859
6.00% due 09/01/54	1,028,375	1,053,108
5.50% due 09/01/54	1,035,200	1,040,356
5.00% due 04/01/53	812,861	800,366
5.50% due 05/01/55	664,220	665,989
5.00% due 08/01/53	497,808	490,040
5.50% due 04/01/55	419,166	420,282
5.00% due 06/01/53	173,594	170,834
Freddie Mac
due 05/01/52[5]	1,511,277	1,309,973
5.50% due 09/01/53	916,821	928,344
5.00% due 04/01/53	798,007	785,597
6.00% due 08/01/54	732,828	751,457
6.00% due 09/01/54	625,923	640,880
5.50% due 09/01/54	635,626	640,365
5.50% due 04/01/55	419,384	420,500
5.00% due 03/01/53	427,798	420,325
5.50% due 06/01/53	218,616	219,882

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Uniform MBS 15 Year
5.00% due 09/01/25[5]	3,290,000	$3,311,530
Ginnie Mae
due 09/01/25[5]	1,650,000	1,650,307
due 09/01/25[5]	1,593,370	1,564,243
Government National Mortgage Association
due 01/20/55[5]	277,450	275,713
Fannie Mae-Aces
1.60% (WAC) due 03/25/35◊,6	2,488,049	204,321
Total Government Agency		48,870,029

Residential Mortgage-Backed Securities - 7.1%
OBX Trust
2024-NQM11, 6.13% due 06/25/64[2,7]	390,208	392,544
2024-NQM3, 6.43% due 12/25/63[2,7]	337,783	340,155
2024-NQM13, 5.37% due 06/25/64[2,7]	198,731	198,076
2024-NQM2, 6.18% due 12/25/63[2,7]	179,173	179,995
2024-NQM5, 6.29% due 01/25/64[2,7]	171,095	172,405
2022-NQM1, 6.50% (WAC) due 11/25/62◊,2	168,023	167,863
2024-NQM6, 6.85% due 02/25/64[2,7]	107,933	109,435
2024-NQM9, 6.44% due 01/25/64[2,7]	77,846	78,613
2024-NQM8, 6.59% due 05/25/64[2,7]	75,250	76,109
2022-NQM9, 6.45% due 09/25/62[2,7]	70,550	70,544
FIGRE Trust
2024-HE3, 6.13% (WAC) due 07/25/54◊,2	321,489	326,475
2024-HE2, 6.38% (WAC) due 05/25/54◊,2	232,049	236,909
2025-HE1, 5.83% (WAC) due 01/25/55◊,2	180,445	182,413
2024-HE4, 5.06% (WAC) due 09/25/54◊,2	84,298	84,293
2024-HE1, 6.17% (WAC) due 03/25/54◊,2	73,586	74,960
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	552,257	513,561
2021-13, 2.50% (WAC) due 04/25/52◊,2	240,698	224,025
Legacy Mortgage Asset Trust
2021-GS3, 5.75% due 07/25/61[2]	313,087	312,091
2021-GS5, 5.25% due 07/25/67[2,7]	301,587	301,015
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.67% (1 Month Term SOFR + 0.35%, Rate Floor: 0.24%) due 12/25/36◊	1,111,408	575,127
Ameriquest Mortgage Securities Trust
2006-M3, 4.59% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	1,948,050	567,156
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[2,7]	389,906	391,132
2023-1, 4.75% due 09/26/67[2,7]	158,813	156,818
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,2	569,640	543,272
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 4.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,2	487,151	419,362
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[2]	388,573	386,790
Home Equity Loan Trust
2007-FRE1, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	391,753	376,948
BRAVO Residential Funding Trust
2023-NQM2, 4.50% due 05/25/62[2,7]	200,710	197,735
2024-NQM1, 6.40% due 12/01/63[2,7]	166,906	167,874
GCAT Trust
2023-NQM3, 6.89% due 08/25/68[2,7]	345,433	349,351
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[2]	247,966	247,506
2025-NQM3, 5.53% due 05/25/65[2]	99,141	99,731
Master Asset-Backed Securities Trust
2006-WMC4, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36◊	1,058,830	342,536
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 3.78% (WAC) due 02/25/61◊,2	342,918	339,601
OSAT Trust
2021-RPL1, 6.12% due 05/25/65[2]	325,088	325,159
First Franklin Mortgage Loan Trust
2006-FF16, 4.85% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	797,450	321,557
CSMC Trust
2021-RPL4, 4.12% (WAC) due 12/27/60◊,2	302,145	300,927
HarborView Mortgage Loan Trust
2006-14, 4.73% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	278,251	265,201
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	1,585,061	246,354
NovaStar Mortgage Funding Trust Series
2007-2, 4.63% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	244,839	240,652
Top Pressure Recovery Turbines
7.51% due 11/01/69	190,730	191,111
Vista Point Securitization Trust
2024-CES3, 5.68% due 01/25/55[2,7]	184,108	184,319
Mill City Securities Ltd.
2024-RS2, 3.00% due 08/01/69[2,7]	193,993	179,831
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[2,7]	161,380	162,792
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.24% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	171,805	143,821
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,2	150,163	142,024
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,2	110,145	113,575
PRPM LLC
2024-4, 6.41% due 08/25/29[2,7]	87,260	87,479

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,2	84,309	$84,988
LSTAR Securities Investment Ltd.
2024-1, 7.41% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,2	83,649	83,780
Morgan Stanley Re-REMIC Trust
2010-R5, 4.74% due 06/26/36[2]	24,296	23,470
Total Residential Mortgage-Backed Securities		12,299,460

Commercial Mortgage-Backed Securities - 1.0%
BX Commercial Mortgage Trust
2022-LP2, 6.27% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,2	350,000	349,125
2021-VOLT, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,2	339,090	337,500
2024-AIRC, 6.45% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,2	194,144	194,508
BX Trust
2024-VLT4, 6.45% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,2	150,000	149,679
2024-VLT4, 6.25% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,2	100,000	99,938
Extended Stay America Trust
2021-ESH, 6.68% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,2	214,432	214,700
GS Mortgage Securities Trust
2020-GC45, 0.61% (WAC) due 02/13/53◊,6	9,286,085	209,970
Life Mortgage Trust
2021-BMR, 6.78% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,2	175,000	172,800
Citigroup Commercial Mortgage Trust
2016-GC37, 1.64% (WAC) due 04/10/49◊,6	2,670,216	9,431
CFCRE Commercial Mortgage Trust
2016-C3, 0.94% (WAC) due 01/10/48◊,6	3,933,186	8,667
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.34% (WAC) due 01/15/59◊,6	2,760,394	8,282
COMM Mortgage Trust
2015-CR26, 0.99% (WAC) due 10/10/48◊,6	3,387,211	76
Total Commercial Mortgage-Backed Securities		1,754,676

Military Housing - 0.9%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,2	894,327	810,255
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊	877,820	764,337
Total Military Housing		1,574,592

Total Collateralized Mortgage Obligations
(Cost $66,067,974)		64,498,757

CORPORATE BONDS†† - 23.9%
Financial - 12.2%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[2]	1,000,000	872,101
Citigroup, Inc.
2.57% due 06/03/31[8]	590,000	535,078
BPCE S.A.
7.00% due 10/19/34[2,8]	250,000	274,658
5.39% due 05/28/31[2,8]	250,000	254,561
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	290,000	273,340
5.30% due 01/15/29	250,000	252,772
Wilton RE Ltd.
6.00% [2,8,9]	497,000	497,194
Nippon Life Insurance Co.
2.75% due 01/21/51[2,8]	350,000	304,475
2.90% due 09/16/51[2,8]	200,000	172,264
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	403,908
2.90% due 12/15/31	50,000	43,813
Jefferies Financial Group, Inc.
2.75% due 10/15/32	300,000	252,511
6.20% due 04/14/34	100,000	104,602
2.63% due 10/15/31	100,000	87,005
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	250,000	232,035
5.63% due 08/16/32	100,000	102,702
5.75% due 05/20/35[2]	100,000	101,390
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	239,725
3.25% due 07/15/27	200,000	191,802
Global Atlantic Finance Co.
4.70% due 10/15/51[2,8]	250,000	245,414
7.95% due 06/15/33[2]	150,000	169,899
Fort Moore Family Communities LLC
6.09% due 01/15/51[2]	450,019	404,004
American National Global Funding
5.25% due 06/03/30[2]	400,000	401,999
Safehold GL Holdings LLC
2.80% due 06/15/31	170,000	152,085
2.85% due 01/15/32	151,000	131,488
6.10% due 04/01/34	100,000	104,087
5.65% due 01/15/35	10,000	9,991
Macquarie Group Ltd.
2.87% due 01/14/33[2,8]	250,000	218,120
2.69% due 06/23/32[2,8]	200,000	176,968
Morgan Stanley
6.63% due 11/01/34[8]	153,000	168,652
5.94% due 02/07/39[8]	150,000	153,961

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
5.83% due 04/19/35[8]	65,000	$68,098
CoStar Group, Inc.
2.80% due 07/15/30[2]	430,000	388,523
American National Group, Inc.
6.00% due 07/15/35	375,000	377,208
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	350,000	361,904
Standard Chartered plc
5.01% due 10/15/30[2,8]	350,000	353,593
First American Financial Corp.
4.00% due 05/15/30	360,000	344,866
United Wholesale Mortgage LLC
5.50% due 04/15/29[2]	300,000	291,196
5.50% due 11/15/25[2]	50,000	49,992
Maple Grove Funding Trust I
4.16% due 08/15/51[2]	500,000	339,390
Liberty Mutual Group, Inc.
4.30% due 02/01/61[2]	554,000	335,386
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	189,940
5.68% due 01/15/35	100,000	102,630
4.70% due 09/20/47	50,000	42,491
LPL Holdings, Inc.
4.00% due 03/15/29[2]	174,000	169,029
6.00% due 05/20/34	160,000	165,452
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[2]	350,000	324,457
JPMorgan Chase & Co.
5.35% due 06/01/34[8]	305,000	313,791
Meiji Yasuda Life Insurance Co.
6.10% due 06/11/55[2,8]	300,000	299,419
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[2]	370,000	284,994
Macquarie Bank Ltd.
3.62% due 06/03/30[2]	290,000	272,492
Lazard Group LLC
6.00% due 03/15/31	250,000	262,518
TPG Operating Group II, LP
5.88% due 03/05/34	251,000	260,876
UBS Group AG
2.10% due 02/11/32[2,8]	300,000	259,493
Assurant, Inc.
6.10% due 02/27/26	200,000	201,068
2.65% due 01/15/32	68,000	57,953
Citadel Securities Global Holdings LLC
6.20% due 06/18/35[2]	250,000	256,506
Credit Agricole S.A.
5.22% due 05/27/31[2,8]	250,000	254,662
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2]	250,000	241,669
Brown & Brown, Inc.
5.65% due 06/11/34	100,000	102,716
2.38% due 03/15/31	90,000	79,223
6.25% due 06/23/55	25,000	25,770
5.55% due 06/23/35	25,000	25,493
CNO Financial Group, Inc.
6.45% due 06/15/34	170,000	178,285
5.25% due 05/30/29	50,000	50,438
Stewart Information Services Corp.
3.60% due 11/15/31	250,000	223,542
Societe Generale S.A.
2.89% due 06/09/32[2,8]	250,000	220,506
Westpac Banking Corp.
3.02% due 11/18/36[8]	150,000	131,693
3.13% due 11/18/41	73,000	53,154
2.67% due 11/15/35[8]	27,000	23,816
Equitable Holdings, Inc.
6.70% due 03/28/55[8]	202,000	206,821
BNP Paribas S.A.
5.50% due 05/20/30[2,8]	200,000	205,363
Equities AB
5.85% due 05/08/35[2]	200,000	204,070
Lloyds Banking Group plc
5.59% due 11/26/35[8]	200,000	203,443
Hunt Companies, Inc.
5.25% due 04/15/29[2]	200,000	192,711
Trustage Financial Group, Inc.
4.63% due 04/15/32[2]	200,000	189,213
Farmers Insurance Exchange
7.00% due 10/15/64[2,8]	180,000	178,668
Americo Life, Inc.
3.45% due 04/15/31[2]	200,000	178,418
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[2]	228,000	175,486
Dyal Capital Partners III (A), LP
6.55% due 06/15/44†††	168,000	170,578
AmFam Holdings, Inc.
2.81% due 03/11/31[2]	200,000	170,201
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[2]	160,000	168,345
Capital One Financial Corp.
6.38% due 06/08/34[8]	150,000	159,690
Ascot Group Ltd.
6.35% due 06/15/35[2,8]	150,000	154,772
MetLife, Inc.
6.35% due 03/15/55[8]	150,000	154,069
Belrose Funding Trust II
6.79% due 05/15/55[2]	150,000	153,329
Reinsurance Group of America, Inc.
5.75% due 09/15/34	100,000	102,643
6.65% due 09/15/55[8]	50,000	49,835
Pacific Beacon LLC
5.51% due 07/15/36[2]	150,000	149,063
Beacon Funding Trust
6.27% due 08/15/54[2]	150,000	148,488
Dyal Capital Partners III (B), LP
6.55% due 06/15/44†††	132,000	134,026
PartnerRe Finance B LLC
4.50% due 10/01/50[8]	140,000	131,728
Ares Finance Company II LLC
3.25% due 06/15/30[2]	141,000	131,191

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Fidelity National Financial, Inc.
2.45% due 03/15/31	150,000	$130,183
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[2]	190,000	129,625
OneMain Finance Corp.
7.13% due 03/15/26	122,000	123,806
RGA Global Funding
5.50% due 01/11/31[2]	120,000	123,768
Prudential Financial, Inc.
3.70% due 10/01/50[8]	130,000	118,576
Aretec Group, Inc.
10.00% due 08/15/30[2]	100,000	109,892
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[2]	100,000	104,940
Fortitude Group Holdings LLC
6.25% due 04/01/30[2]	100,000	102,881
Enstar Group Ltd.
7.50% due 04/01/45[2,8]	100,000	102,865
Selective Insurance Group, Inc.
5.90% due 04/15/35	100,000	102,235
Henneman Trust
6.58% due 05/15/55[2]	100,000	100,500
Apollo Management Holdings, LP
2.65% due 06/05/30[2]	90,000	82,150
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	70,000	71,688
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	100,000	68,115
Globe Life, Inc.
5.85% due 09/15/34	65,000	67,299
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[2]	100,000	64,829
Kemper Corp.
2.40% due 09/30/30	66,000	57,671
Rocket Companies, Inc.
6.38% due 08/01/33[2]	50,000	51,160
Aspen Insurance Holdings Ltd.
5.75% due 07/01/30	50,000	50,826
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[2]	50,000	49,800
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,8]	50,000	49,727
Western & Southern Life Insurance Co.
3.75% due 04/28/61[2]	68,000	46,019
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2]	35,000	35,299
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	50,000	33,885
Iron Mountain, Inc.
5.63% due 07/15/32[2]	29,000	28,770
Total Financial		21,235,496

Energy - 2.4%
BP Capital Markets plc
4.88% [8,9]	516,000	510,653
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[2]	200,000	206,253
6.10% due 08/23/42[2]	200,000	199,982
Targa Resources Corp.
5.50% due 02/15/35	300,000	301,051
6.50% due 03/30/34	63,000	67,700
Venture Global LNG, Inc.
9.50% due 02/01/29[2]	200,000	217,876
9.88% due 02/01/32[2]	100,000	107,996
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[2]	328,000	255,447
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	250,000	254,850
ITT Holdings LLC
6.50% due 08/01/29[2]	248,000	235,836
Cheniere Energy Partners, LP
5.75% due 08/15/34	150,000	154,046
5.55% due 10/30/35[2]	50,000	50,393
MPLX, LP
5.95% due 04/01/55	150,000	142,871
5.65% due 03/01/53	50,000	45,878
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[2]	200,000	185,118
ONEOK, Inc.
5.65% due 09/01/34	100,000	101,260
7.15% due 01/15/51	50,000	53,845
Kinder Morgan, Inc.
5.20% due 06/01/33	150,000	150,712
Occidental Petroleum Corp.
5.38% due 01/01/32	150,000	148,766
Midwest Connector Capital Company LLC
4.63% due 04/01/29[2]	110,000	109,067
Viper Energy, Inc.
7.38% due 11/01/31[2]	77,000	81,704
5.38% due 11/01/27[2]	26,000	26,028
Sunoco, LP
7.25% due 05/01/32[2]	100,000	104,998
Whistler Pipeline LLC
5.70% due 09/30/31[2]	100,000	101,944
NuStar Logistics, LP
5.63% due 04/28/27	100,000	100,868
Parkland Corp.
4.63% due 05/01/30[2]	100,000	95,756
Energy Transfer, LP
7.38% due 02/01/31[2]	50,000	52,392
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.50% due 03/01/30	37,000	37,550
Total Energy		4,100,840

Consumer, Non-cyclical - 2.0%
Smithfield Foods, Inc.
2.63% due 09/13/31[2]	300,000	258,608
3.00% due 10/15/30[2]	110,000	99,922

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Global Payments, Inc.
2.90% due 05/15/30	195,000	$179,281
2.90% due 11/15/31	140,000	123,827
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
3.00% due 05/15/32	200,000	175,093
4.38% due 02/02/52	100,000	77,078
5.50% due 01/15/30	32,000	32,733
Altria Group, Inc.
3.70% due 02/04/51	350,000	242,219
4.45% due 05/06/50	50,000	39,128
Brink’s Co.
6.75% due 06/15/32[2]	150,000	156,210
6.50% due 06/15/29[2]	86,000	88,648
Royalty Pharma plc
3.55% due 09/02/50	310,000	210,019
GXO Logistics, Inc.
6.50% due 05/06/34	100,000	104,601
6.25% due 05/06/29	100,000	104,400
IQVIA, Inc.
5.00% due 05/15/27[2]	200,000	199,325
Triton Container International Ltd.
3.15% due 06/15/31[2]	200,000	173,524
Becle, SAB de CV
2.50% due 10/14/31[2]	200,000	165,749
CVS Health Corp.
6.75% due 12/10/54[8]	150,000	150,327
Graham Holdings Co.
5.75% due 06/01/26[2]	150,000	149,889
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	150,000	147,934
Universal Health Services, Inc.
2.65% due 10/15/30	150,000	133,743
HAH Group Holding Company LLC
9.75% due 10/01/31[2]	100,000	99,141
AZ Battery Property LLC
6.73% due 02/20/46†††	100,000	95,657
Kroger Co.
5.50% due 09/15/54	100,000	94,925
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	100,000	86,411
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Incorporated / JBS USA Food Co.
5.50% due 01/15/36[2]	75,000	75,110
Central Garden & Pet Co.
4.13% due 04/30/31[2]	42,000	38,990
Total Consumer, Non-cyclical		3,502,492

Industrial - 1.9%
AP Grange Holdings
6.50% due 03/20/45†††	900,000	913,500
5.00% due 03/20/45†††	200,000	202,000
Flowserve Corp.
3.50% due 10/01/30	270,000	251,946
2.80% due 01/15/32	100,000	86,973
Stadco LA LLC
3.75% due 05/15/56†††	500,000	338,502
Vontier Corp.
2.95% due 04/01/31	350,000	312,832
TD SYNNEX Corp.
2.65% due 08/09/31	210,000	181,238
6.10% due 04/12/34	100,000	105,245
Boeing Co.
6.53% due 05/01/34	137,000	148,854
6.86% due 05/01/54	50,000	54,736
3.75% due 02/01/50	73,000	51,552
Weir Group plc
2.20% due 05/13/26[2]	200,000	195,044
Berry Global, Inc.
5.80% due 06/15/31	130,000	136,606
1.57% due 01/15/26	50,000	49,106
Owens Corning
5.95% due 06/15/54	110,000	111,210
FedEx Corp.
4.10% due 02/01/45[2]	75,000	57,334
AP Grange Holdings LLC
6.50% due 03/20/45†††	49,175	49,175
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	34,512
Sealed Air Corp.
6.50% due 07/15/32[2]	15,000	15,544
Total Industrial		3,295,909

Consumer, Cyclical - 1.8%
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	333,880
5.85% due 08/01/34	30,000	30,234
Warnermedia Holdings, Inc.
4.28% due 03/15/32	233,000	173,294
5.14% due 03/15/52	196,000	136,710
AS Mileage Plan IP Ltd.
5.31% due 10/20/31[2]	250,000	245,951
International Game Technology plc
4.13% due 04/15/26[2]	230,000	229,857
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[2]	200,000	206,008
Hyatt Hotels Corp.
5.75% due 04/23/30	190,000	196,540
LG Energy Solution Ltd.
5.50% due 07/02/34[2]	200,000	196,220
Ferguson Finance plc
4.65% due 04/20/32[2]	200,000	195,381
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	97,843
4.10% due 04/15/50	98,000	85,177
Hasbro, Inc.
6.05% due 05/14/34	150,000	154,694
United Airlines, Inc.
4.38% due 04/15/26[2]	150,000	149,008

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Air Canada
3.88% due 08/15/26[2]	150,000	$148,485
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[2]	140,000	140,184
Whirlpool Corp.
4.50% due 06/01/46	100,000	76,912
4.70% due 05/14/32	50,000	46,625
4.60% due 05/15/50	10,000	7,614
Marriott International, Inc.
5.35% due 03/15/35	100,000	100,818
British Airways Class A Pass Through Trust
2.90% due 03/15/35[2]	83,122	74,866
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[2]	50,000	49,879
Alimentation Couche-Tard, Inc.
3.80% due 01/25/50[2]	25,000	17,970
Total Consumer, Cyclical		3,094,150

Communications - 1.3%
Level 3 Financing, Inc.
3.88% due 10/15/30[2]	330,000	286,275
11.00% due 11/15/29[2]	63,568	72,918
4.00% due 04/15/31[2]	60,000	51,300
British Telecommunications plc
4.88% due 11/23/81[2,8]	350,000	320,463
Paramount Global
4.90% due 08/15/44	132,000	101,816
5.25% due 04/01/44	101,000	80,396
5.90% due 10/15/40	86,000	78,421
Vodafone Group plc
4.13% due 06/04/81[8]	250,000	228,479
Rogers Communications, Inc.
4.55% due 03/15/52	200,000	162,858
7.13% due 04/15/55[8]	50,000	50,680
Sirius XM Radio LLC
4.13% due 07/01/30[2]	180,000	165,967
Altice France S.A.
5.13% due 07/15/29[2]	200,000	165,305
Bell Telephone Company of Canada or Bell Canada
7.00% due 09/15/55[8]	150,000	152,144
TELUS Corp.
7.00% due 10/15/55[8]	75,000	75,502
6.63% due 10/15/55[8]	75,000	75,448
CSC Holdings LLC
4.13% due 12/01/30[2]	200,000	141,103
Cable One, Inc.
4.00% due 11/15/30[2]	60,000	47,272
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	32,000	21,962
McGraw-Hill Education, Inc.
5.75% due 08/01/28[2]	16,000	16,096
Time Warner Cable LLC
4.50% due 09/15/42	15,000	11,947
Total Communications		2,306,352

Technology - 0.8%
Foundry JV Holdco LLC
6.20% due 01/25/37[2]	200,000	208,177
5.88% due 01/25/34[2]	200,000	203,226
Broadcom, Inc.
4.93% due 05/15/37[2]	277,000	268,835
3.19% due 11/15/36[2]	26,000	21,554
Qorvo, Inc.
4.38% due 10/15/29	119,000	115,491
3.38% due 04/01/31[2]	100,000	90,176
Oracle Corp.
3.95% due 03/25/51	217,000	160,166
MSCI, Inc.
3.63% due 11/01/31[2]	150,000	138,204
Constellation Software, Inc.
5.46% due 02/16/34[2]	100,000	102,009
Atlassian Corp.
5.50% due 05/15/34	80,000	82,148
Fiserv, Inc.
5.15% due 08/12/34	50,000	50,183
Total Technology		1,440,169

Basic Materials - 0.7%
Alumina Pty Ltd.
6.13% due 03/15/30[2]	400,000	406,024
Anglo American Capital plc
5.63% due 04/01/30[2]	200,000	207,475
Yamana Gold, Inc.
2.63% due 08/15/31	150,000	132,550
Dow Chemical Co.
6.90% due 05/15/53	110,000	118,333
Arsenal AIC Parent LLC
8.00% due 10/01/30[2]	100,000	106,719
Minerals Technologies, Inc.
5.00% due 07/01/28[2]	90,000	88,525
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2]	70,000	69,321
Total Basic Materials		1,128,947

Utilities - 0.6%
NRG Energy, Inc.
2.45% due 12/02/27[2]	200,000	189,822
7.00% due 03/15/33[2]	100,000	109,770
AES Corp.
3.95% due 07/15/30[2]	170,000	161,624
2.45% due 01/15/31	55,000	48,083
PacifiCorp
7.38% due 09/15/55[8]	150,000	155,934
CMS Energy Corp.
6.50% due 06/01/55[8]	140,000	140,335
Brooklyn Union Gas Co.
6.39% due 09/15/33[2]	100,000	106,378

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[8]	70,000	$71,481
Southern Co.
3.75% due 09/15/51[8]	50,000	49,311
Total Utilities		1,032,738

Luxembourg - 0.1%
Terminal Investment Ltd.
5.63% due 07/09/32	200,000	199,645

Transportation - 0.1%
Stolthaven Houston, Inc.
5.98% due 07/17/34†††	198,000	197,872
Total Corporate Bonds
(Cost $44,053,325)		41,534,610

ASSET-BACKED SECURITIES†† - 16.7%
Collateralized Loan Obligations - 6.8%
BXMT Ltd.
2020-FL2 AS, 5.83% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38◊,2	1,000,000	990,357
2020-FL3 C, 7.48% (1 Month Term SOFR + 3.16%, Rate Floor: 3.16%) due 11/15/37◊,2	250,000	243,860
Cerberus Loan Funding XXXIII, LP
2021-3A B, 6.37% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,2	500,000	501,718
2021-3A A, 6.08% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	501,220
Golub Capital Partners CLO 54M L.P
2021-54A C, 7.17% (3 Month Term SOFR + 2.91%, Rate Floor: 2.65%) due 08/05/33◊,2	500,000	500,417
2025-54A CR, due 08/05/37◊,2,5	500,000	500,000
Cerberus Loan Funding XLIV LLC
2024-5A A, 6.61% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,2	700,000	702,418
2024-5A B, 7.46% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,2	250,000	251,391
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.45% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	750,000	749,393
Dryden 37 Senior Loan Fund
2017-37A BR, 5.92% (3 Month Term SOFR + 1.66%, Rate Floor: 1.40%) due 01/15/31◊,2	367,868	367,972
2017-37A CR, 7.77% (3 Month Term SOFR + 3.51%, Rate Floor: 3.25%) due 01/15/31◊,2	333,333	335,500
2015-37A SUB, due 01/15/31[2,10]	298,799	1,561
KREF Ltd.
2021-FL2 C, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,2	500,000	496,158
2021-FL2 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,2	150,000	149,515
Cerberus Loan Funding XLII LLC
2023-3A A1, 6.74% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,2	500,000	501,861
Cerberus Loan Funding XL LLC
2023-1A A, 6.66% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,2	500,000	501,783
Cerberus Loan Funding 50 LLC
2025-1A B, due 07/15/37◊,2,5	500,000	500,000
LoanCore Issuer Ltd.
2021-CRE6 C, 6.73% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,2	500,000	495,287
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.03% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	494,130
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.22% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	463,982	465,320
Fortress Credit BSL XV Ltd.
2024-2A BR, 6.27% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/18/33◊,2	300,000	301,597
Cerberus Loan Funding XLVII LLC
2024-3A B, 6.21% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,2	300,000	300,919
TRTX Issuer Ltd.
2025-FL6 A, 5.85% (1 Month Term SOFR + 1.54%, Rate Floor: 1.54%) due 09/18/42◊,2	300,000	300,070
Ares Direct Lending CLO 1 LLC
2024-1A B, 6.48% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,2	250,000	250,791
Owl Rock CLO XVII LLC
2024-17A B, 6.21% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,2	250,000	250,715
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	250,000	250,594
Owl Rock CLO III Ltd.
2024-3A AR, 6.12% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,2	250,000	250,569

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
BRSP Ltd.
2024-FL2 A, 6.26% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/19/37◊,2	250,000	$249,735
BSPDF Issuer LLC
2025-FL2 AS, 6.25% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 12/15/42◊,2	100,000	100,217
Ares Direct Lending CLO 2 LLC
2024-2A C, 6.62% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 10/20/36◊,2	100,000	100,115
LoanCore
2025-CRE8 AS, 5.91% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/17/42◊,2	100,000	99,176
FS Rialto Issuer LLC
2025-FL10 AS, 5.97% (1 Month Term SOFR + 1.59%, Rate Floor: 1.59%) due 08/19/42◊,2	100,000	98,921
PFP Ltd.
2024-11 AS, 6.50% (1 Month Term SOFR + 2.19%, Rate Floor: 2.19%) due 09/17/39◊,2	94,513	94,544
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[2,10]	162,950	345
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[10,11]	600,000	60
Total Collateralized Loan Obligations		11,898,229

Transport-Aircraft - 1.7%
AASET Trust
2024-1A, 6.26% due 05/16/49[2]	236,330	242,575
2021-1A, 2.95% due 11/16/41[2]	229,718	218,279
Slam Ltd.
2024-1A, 5.34% due 09/15/49[2]	190,504	189,995
2021-1A, 2.43% due 06/15/46[2]	187,500	175,656
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[2]	355,818	332,580
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[2]	347,101	323,404
Castlelake Aircraft Structured Trust
2025-1A, 5.78% due 02/15/50[2]	243,364	246,757
2021-1A, 3.47% due 01/15/46[2]	52,655	51,876
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[2]	275,136	272,390
WAVE LLC
2019-1, 3.60% due 09/15/44[2]	256,674	246,099
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	254,440	243,005
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[2]	235,119	232,549
Sprite Ltd.
2021-1, 3.75% due 11/15/46[2]	116,191	112,278
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[2]	14,720	14,514
Total Transport-Aircraft		2,901,957
Infrastructure - 1.6%
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[2]	300,000	302,233
2025-1A, 5.04% due 03/25/55[2]	200,000	197,285
2024-1A, 6.28% due 03/25/54[2]	100,000	101,992
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[2]	500,000	502,360
QTS Issuer ABS I LLC
2025-1A, 5.44% due 05/25/55[2]	450,000	456,019
Hotwire Funding LLC
2021-1, 2.31% due 11/20/51[2]	250,000	240,557
2024-1A, 5.89% due 06/20/54[2]	150,000	152,252
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	250,000	241,633
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[2]	250,000	238,912
ALLO Issuer LLC
2024-1A, 5.94% due 07/20/54[2]	150,000	152,278
SBA Tower Trust
4.83% due 10/15/29[2]	150,000	150,157
Total Infrastructure		2,735,678

Whole Business - 1.5%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[2]	762,000	726,841
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[2]	248,750	246,049
2024-1A, 6.27% due 07/30/54[2]	199,000	203,869
2024-1A, 6.51% due 07/30/54[2]	149,250	152,952
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[2]	480,000	447,568
2024-1A, 6.17% due 01/25/54[2]	98,750	101,728
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	328,125	328,120
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[2]	235,101	204,243
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[2]	149,250	154,226
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	94,250	93,429
Total Whole Business		2,659,025

Net Lease - 1.5%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[2]	821,253	808,164
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[2]	244,283	245,606
2020-1, 2.28% due 07/15/60[2]	224,863	222,491
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[2]	493,854	413,807
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[2]	400,000	344,137
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[2]	345,917	343,159
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[2]	244,948	229,619
Total Net Lease		2,606,983

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Financial - 1.5%
Station Place Securitization Trust
2024-SP1, 5.73% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,2	325,000	$325,000
2024-SP2, 6.01% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,2	325,000	325,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	480,253	440,635
Lightning A
5.50% due 03/01/37†††	400,000	367,158
Thunderbird A
5.50% due 03/01/37†††	400,000	367,158
LVNV Funding LLC
7.80% due 11/05/28†††	250,000	262,746
6.84% due 06/12/29†††	100,000	102,389
Ceamer Finance LLC
6.79% due 11/15/39†††	193,044	195,796
Project Onyx II
7.09% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	95,144	94,809
Nassau LLC
2019-1, 3.98% due 08/15/34[11]	75,741	70,646
Total Financial		2,551,337

Single Family Residence - 0.9%
FirstKey Homes Trust
2021-SFR1, 1.79% due 08/17/38[2]	600,000	579,895
2020-SFR2, 4.50% due 10/19/37[2]	150,000	148,741
2020-SFR2, 4.00% due 10/19/37[2]	150,000	148,603
2020-SFR2, 3.37% due 10/19/37[2]	100,000	98,931
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[2]	250,000	247,852
2024-SFR3, 5.25% due 08/17/41[2]	200,000	199,273
2024-SFR2, 5.70% due 06/17/40[2]	100,000	101,642
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[2]	100,000	96,227
Total Single Family Residence		1,621,164

Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	750,000	716,777

Transport-Container - 0.4%
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	265,440	243,347
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	208,000	184,948
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[2]	117,778	112,896
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[2]	90,625	91,919
Total Transport-Container		633,110

Insurance - 0.3%
Obra Longevity
8.48% due 06/30/39†††	450,000	470,587

Unsecured Consumer Loans - 0.1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[2]	117,883	119,994
Total Asset-Backed Securities
(Cost $29,367,845)		28,914,841

U.S. GOVERNMENT SECURITIES†† - 13.1%
U.S. Treasury Bonds
due 05/15/51[12,13]	12,850,000	3,624,516
4.38% due 11/15/39	2,500,000	2,450,684
due 05/15/44[6,12]	2,790,000	1,082,732
due 02/15/46[6,12]	1,990,000	707,399
due 02/15/54[12,13]	2,500,000	627,630
due 02/15/52[12,13,14]	2,180,000	594,172
due 08/15/54[12,13,14]	1,850,000	456,954
due 02/15/55[12,13]	1,750,000	425,259
4.75% due 05/15/55	290,000	288,323
due 11/15/44[6,12]	500,000	189,280
U.S. Treasury Notes
4.13% due 05/31/32	3,250,000	3,277,422
4.13% due 11/30/29	1,810,000	1,836,584
4.13% due 11/30/31[14]	750,000	757,588
4.00% due 03/31/30	660,000	666,136
4.63% due 02/15/35	370,000	381,736
4.25% due 05/15/35	220,000	220,344
United States Treasury Inflation Indexed Bonds
2.13% due 01/15/35	5,112,492	5,195,897
Total U.S. Government Securities
(Cost $23,832,272)		22,782,656

SENIOR FLOATING RATE INTERESTS††,◊ - 1.9%
Financial - 1.0%
Higginbotham Insurance Agency, Inc.
8.83% (1 Month Term SOFR + 4.51%, Rate Floor: 4.51%) due 11/24/28†††	409,803	407,156
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	248,752	249,269
Jane Street Group LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	221,411	221,125
Citadel Securities, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	197,020	197,735
Alliant Holdings Intermediate LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/19/31	159,200	159,218
HighTower Holding LLC
7.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/03/32	154,624	154,109
CPI Holdco B LLC
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	148,875	148,354

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Asurion LLC
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	148,875	$145,013
Eisner Advisory Group
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	98,507	98,876
Total Financial		1,780,855

Consumer, Non-cyclical - 0.3%
Southern Veterinary Partners LLC
7.53% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31	240,102	240,198
Quirch Foods Holdings LLC
9.57% (3 Month Term SOFR + 5.26%, Rate Floor: 6.00%) due 10/27/27	144,222	134,461
HAH Group Holding Co. LLC
9.33% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	33,654	32,590
Elanco Animal Health, Inc.
6.17% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	14,557	14,541
Total Consumer, Non-cyclical		421,790

Consumer, Cyclical - 0.2%
MB2 Dental Solutions LLC
9.83% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	169,383	168,721
First Brands Group LLC
9.54% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	131,858	124,139
Pacific Bells LLC
8.56% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 11/13/28	88,656	88,767
Total Consumer, Cyclical		381,627

Industrial - 0.2%
EMRLD Borrower, LP
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/04/31	99,250	99,021
6.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	98,500	98,363
Capstone Acquisition Holdings, Inc.
8.93% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	136,890	136,227
Total Industrial		333,611

Communications - 0.1%
Authentic Brands
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/21/28	173,688	173,457
Level 3 Financing, Inc.
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/21/32	30,000	30,306
Total Communications		203,763

Technology - 0.1%
Datix Bidco Ltd.
9.46% (6 Month GBP SONIA + 5.25%, Rate Floor: 5.25%) due 04/30/31†††	GBP 71,200	97,071
9.54% (6 Month Term SOFR + 5.25%, Rate Floor: 5.75%) due 04/30/31†††	20,000	19,865
9.56% ((6 Month GBP SONIA + 5.50%) and (6 Month Term SOFR + 5.25%), Rate Floor: 6.00%) due 10/30/30†††	3,325	2,970
9.56% ((6 Month GBP SONIA + 5.50%) and (6 Month Term SOFR + 5.25%), Rate Floor: 6.00%) due 10/30/30†††	GBP 475	582
Total Technology		120,488

Total Senior Floating Rate Interests
(Cost $3,245,098)		3,242,134

FEDERAL AGENCY BONDS†† - 1.0%
Tennessee Valley Authority
4.25% due 09/15/65	1,000,000	805,640
5.38% due 04/01/56	750,000	745,354
5.25% due 02/01/55	50,000	48,781
Tennessee Valley Authority Principal Strips
due 01/15/48[12,13]	500,000	147,641
Total Federal Agency Bonds
(Cost $2,604,019)		1,747,416

FEDERAL AGENCY DISCOUNT NOTES†† - 0.3%
Federal Home Loan Bank
4.10% due 07/01/25[15]	600,000	600,000
Total Federal Agency Discount Notes
(Cost $600,000)		600,000

MUNICIPAL BONDS†† - 0.2%
Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	311,111	318,441
Total Municipal Bonds
(Cost $315,802)		318,441

REPURCHASE AGREEMENTS††,16 - 0.9%
BofA Securities, Inc.
issued 06/30/25 at 4.37% due 07/01/25	638,534	638,534
BNP Paribas
issued 06/30/25 at 4.37% due 07/01/25	399,084	399,084
J.P. Morgan Securities LLC
issued 06/30/25 at 4.37% due 07/01/25	399,084	399,084
Bank of Montreal
issued 06/30/25 at 4.34% due 07/01/25	79,817	79,817
Total Repurchase Agreements
(Cost $1,516,519)		1,516,519

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Contracts/ Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD 870,000	$16,277
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.73	USD 420,000	13,709
Goldman Sachs International Foreign Exchange USD/JPY Expiring May 2026 with strike price of $123.50	USD 173,000	14,513
Goldman Sachs International Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.64	USD 336,000	10,967
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD 261,000	4,883
Bank of America, N.A. Foreign Exchange USD/JPY Expiring April 2026 with strike price of $2.63	USD 74,000	2,415
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $140.00	USD 80,000	1,497
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $2,017,848)	EUR 1,719,000	325
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $2,017,848)	EUR 1,719,000	325
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,413,315)	EUR 1,204,000	232
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $718,396)	EUR 612,000	118
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $605,707)	EUR 516,000	99
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $118,559)	EUR 101,000	20
Total OTC Options Purchased
(Cost $149,240)		65,380

OTC INTEREST RATE SWAPTIONS PURCHASED††,17 - 0.1%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $5,515,000)	USD 5,515,000	98,419
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $2,757,500)	USD 2,757,500	49,210
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.50% (Notional Value $2,757,500)	USD 2,757,500	49,210
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $4,796,225)	GBP 3,500,000	34,973
Total Interest Rate Call Swaptions		231,812

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $4,796,225)	GBP 3,500,000	1,607
Total Interest Rate Put Swaptions		1,607

Total OTC Interest Rate Swaptions Purchased
(Cost $163,515)		233,419

Total Investments - 120.6%
(Cost $216,386,141)		209,519,688

OTC OPTIONS WRITTEN†† - (0.0)%
Put Options on:
Foreign Exchange Options
Goldman Sachs International Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD 80,000	(363)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD 261,000	(1,186)
UBS AG Foreign Exchange USD/JPY Expiring November 2025 with strike price of $130.00	USD 870,000	(3,951)
Total OTC Options Written
(Premiums received $9,563)		(5,500)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

	Contracts/ Notional Value	Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,17 - (0.0)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $4,796,225)	GBP 3,500,000	$(17,588)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $2,757,500)	USD 2,757,500	(21,815)
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $5,515,000)	USD 5,515,000	(43,628)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap Expiring February 2026 with exercise rate of 3.00% (Notional Value $2,757,500)	USD 2,757,500	(21,814)
Total Interest Rate Call Swaptions		(104,845)

Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $4,796,225)	GBP 3,500,000	$(7,536)
Total Interest Rate Put Swaptions		(7,536)

Total OTC Interest Rate Swaptions Written
(Premiums received $96,807)		(112,381)
Other Assets & Liabilities, net - (20.6)%		(35,769,645)
Total Net Assets - 100.0%		$173,632,162

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$250,000	$(18,513)	$(14,192)	$(4,321)
Morgan Stanley Capital Services LLC	CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	250,000	(38,047)	(33,901)	(4,146)
						$(56,560)	$(48,093)	$(8,467)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$2,380,000	$150,342	$94	$150,248
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.66%	Annually	04/02/30	10,000,000	104,447	328	104,119
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.09%	Annually	12/23/29	3,499,262	97,586	283	97,303
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.27%	Annually	06/27/27	4,500,000	66,591	206	66,385
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.21%	Annually	07/11/27	4,000,000	56,312	209	56,103
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.66%	Annually	10/18/27	5,300,000	23,743	240	23,503
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	1,300,000	15,731	98	15,633
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	9,089,000	14,681	45	14,636
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	5,000,000	(5,528)	178	(5,706)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.63%	Annually	10/18/34	5,100,000	(11,015)	191	(11,206)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	5,000,000	(72,222)	52	(72,274)
								$440,668	$1,924	$438,744

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Buy	48,000	55,271 USD	07/16/25	$1,337
Citibank, N.A.	GBP	Sell	77,000	104,382 USD	07/16/25	(1,316)
						$21

OTC Interest Rate Swaptions Purchased
Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	7.00%	02/13/26	3.50%	$5,515,000	$98,419
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	2,757,500	49,210
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.50%	02/13/26	3.50%	2,757,500	49,210
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	4,796,225	34,973
								$231,812
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	$4,796,225	$1,607

OTC Interest Rate Swaptions Written
Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	$4,796,225	$(17,588)
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	2,757,500	(21,815)
Morgan Stanley Capital Services LLC 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	2,757,500	(21,814)
BNP Paribas 9-Month/5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.00%	02/13/26	3.00%	5,515,000	(43,628)
								$(104,845)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	$4,796,225	$(7,536)

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $59,511,909 (cost $61,462,049), or 34.3% of total net assets.

[3]	Affiliated issuer.
[4]	Rate indicated is the 7-day yield as of June 30, 2025.
[5]	Security is unsettled at period end and may not have a stated effective rate.
[6]	Security is an interest-only strip.
[7]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2025. See table below for additional step information for each security.

[8]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[9]	Perpetual maturity.
[10]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[11]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $70,706 (cost $75,741), or 0.0% of total net assets — See Note 9.

[12]	Zero coupon rate security.
[13]	Security is a principal-only strip.
[14]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2025.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

[17]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
BofA — Bank of America
CDX.NA.HY.43.V1— Credit Default Swap North American High Yield Series 43 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
GBP — British Pound
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$—	$—	$8	$8
Preferred Stocks	—	3,713,717	—	3,713,717
Warrants	8	—	4	12
Mutual Funds	36,486,478	—	—	36,486,478
Money Market Fund	3,865,300	—	—	3,865,300
Collateralized Mortgage Obligations	—	63,688,502	810,255	64,498,757
Corporate Bonds	—	39,071,396	2,463,214	41,534,610
Asset-Backed Securities	—	25,963,563	2,951,278	28,914,841
U.S. Government Securities	—	22,782,656	—	22,782,656
Senior Floating Rate Interests	—	2,409,542	832,592	3,242,134
Federal Agency Bonds	—	1,747,416	—	1,747,416
Federal Agency Discount Notes	—	600,000	—	600,000
Municipal Bonds	—	318,441	—	318,441
Repurchase Agreements	—	1,516,519	—	1,516,519
Options Purchased	—	65,380	—	65,380
Interest Rate Swaptions Purchased	—	233,419	—	233,419
Interest Rate Swap Agreements**	—	527,930	—	527,930
Forward Foreign Currency Exchange Contracts**	—	1,337	—	1,337
Total Assets	$40,351,786	$162,639,818	$7,057,351	$210,048,955

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$—	$5,500	$—	$5,500
Interest Rate Swaptions Written	—	112,381	—	112,381
Credit Default Swap Agreements**	—	8,467	—	8,467
Interest Rate Swap Agreements**	—	89,186	—	89,186
Forward Foreign Currency Exchange Contracts**	—	1,316	—	1,316
Unfunded Loan Commitments (Note 8)	—	—	2,280	2,280
Total Liabilities	$—	$216,850	$2,280	$219,130

**	This derivative is reported as unrealized appreciation/depreciation at period end.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$1,540,086	Yield Analysis	Yield	6.2%-7.8%	7.0%
Asset-Backed Securities	761,192	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	650,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	810,255	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	8	Model Price	Liquidation Value	—	—
Corporate Bonds	1,347,714	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	1,115,500	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	712,104	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	120,488	Yield Analysis	Yield	9.9%	—
Warrants	4	Model Price	Liquidation Value	—	—
Total Assets	$7,057,351
Liabilities:
Unfunded Loan Commitments	$2,280	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2025, the Fund did not have any securities to transfer into Level 3 from Level 2 or transfer out of Level 3 into Level 2.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:

	Assets							Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$3,214,279	$792,946	$2,423,951	$820,124	$3	$8	$7,251,311	$(3,041)
Purchases/(Receipts)	109,124	—	40,294	29,790	—	—	179,208	(3,319)
(Sales, maturities and paydowns)/Fundings	(383,387)	(6,208)	(9,047)	(26,431)	—	—	(425,073)	3,246
Amortization of premiums/discounts	—	(1,887)	—	683	—	—	(1,204)	—
Total realized gains (losses) included in earnings	—	—	—	(87)	—	—	(87)	747
Total change in unrealized appreciation (depreciation) included in earnings	11,262	25,404	8,016	8,513	1	—	53,196	87
Transfers into Level 3	—	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—	—
Ending Balance	$2,951,278	$810,255	$2,463,214	$832,592	$4	$8	$7,057,351	$(2,280)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2025	$7,460	$25,404	$8,016	$8,538	$1	$—	$49,419	$87

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS5, 5.25% due 07/25/67	6.25%	11/25/25	—	—
Mill City Securities Ltd. 2024-RS2, 3.00% due 08/01/69	6.00%	12/01/27	—	—
OBX Trust 2024-NQM11, 6.13% due 06/25/64	7.08%	07/01/28	—	—
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	—	—
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28	—	—
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28	—	—
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28	—	—
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28	—	—

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—
Vista Point Securitization Trust 2024-CES3, 5.68% due 01/25/55	6.68%	12/01/28	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Fund’s Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Fund’s Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, subject to minimum amounts to initiate a margin call, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At June 30, 2025, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Bond
4.37%			2.88%
Due 07/01/25	$638,534	$638,612	Due 05/15/43	$848,700	$651,252
			U.S. Treasury Strips
			0.00%
			Due 08/15/48 - 11/15/54	199	53
				848,899	651,305
BNP Paribas			U.S. Treasury Bond
4.37%			5.38%
Due 07/01/25	399,084	399,132	Due 02/15/31	371,700	406,563
			U.S. Treasury Inflation Indexed Bond
			2.13%
			Due 02/15/40	594	589
				372,294	407,152
J.P. Morgan Securities LLC			U.S. Treasury Strips
4.37%			0.00%
Due 07/01/25	399,084	399,132	Due 11/15/29 - 02/15/55	482,590	407,116
Bank of Montreal			U.S. Treasury Bond
4.34%			3.50%
Due 07/01/25	79,817	79,827	Due 02/15/39	89,300	81,424

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
SERIES E (TOTAL RETURN BOND SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Mutual Funds
Guggenheim Variable Insurance Strategy Fund III	$45,415,997	$1,127,082	$(10,050,000)	$24,932	$(31,533)	$36,486,478	1,462,970	$1,133,848

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $178,496,002)	$171,516,691
Investments in affiliated issuers, at value (cost $36,373,620)	36,486,478
Repurchase agreements, at value (cost $1,516,519)	1,516,519
Foreign currency, at value (cost $7)	7
Segregated cash with broker	38,967
Unamortized upfront premiums paid on interest rate swap agreements	1,924
Unrealized appreciation on forward foreign currency exchange contracts	1,337
Prepaid expenses	329
Receivables:
Securities sold	28,334,861
Interest	1,123,380
Fund shares sold	224,490
Dividends	169,013
Variation margin on interest rate swap agreements	51,368
Total assets	239,465,364

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $2,525)	2,280
Options written, at value (premiums received $106,370)	117,881
Overdraft due to custodian bank	26,280
Segregated cash due to broker	309,158
Unamortized upfront premiums received on credit default swap agreements	48,093
Unrealized depreciation on OTC swap agreements	8,467
Unrealized depreciation on forward foreign currency exchange contracts	1,316
Payable for:
Securities purchased	64,861,705
Fund shares redeemed	155,695
Management fees	52,832
Distribution and service fees	34,452
Trustees’ fees*	3,370
Fund accounting/administration fees	2,276
Transfer agent/maintenance fees	2,018
Protection fees on credit default swap agreements	764
Due to Investment Adviser	587
Miscellaneous	206,028
Total liabilities	65,833,202
Net assets	$173,632,162

Net assets consist of:
Paid in capital	$188,099,797
Total distributable earnings (loss)	(14,467,635)
Net assets	$173,632,162
Capital shares outstanding	11,658,784
Net asset value per share	$14.89

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$13,269
Dividends from securities of affiliated issuers	1,133,848
Interest	3,483,094
Total investment income	4,630,211

Expenses:
Management fees	325,868
Distribution and service fees	208,890
Transfer agent/maintenance fees	12,406
Interest expense	101,227
Professional fees	44,962
Fund accounting/administration fees	35,732
Custodian fees	20,031
Trustees’ fees*	19,985
Line of credit fees	1,222
Miscellaneous	9,392
Recoupment of previously waived fees	7,239
Total expenses	786,954
Less:
Expenses waived by Adviser	(32,332)
Earnings credits applied	(3,742)
Total waived expenses	(36,074)
Net expenses	750,880
Net investment income	3,879,331

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(96,032)
Investments in affiliated issuers	24,932
Swap agreements	(361,768)
Futures contracts	51,254
Options purchased	110,185
Options written	(41,242)
Forward foreign currency exchange contracts	(6,597)
Foreign currency transactions	(1,087)
Net realized loss	(320,355)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,478,080
Investments in affiliated issuers	(31,533)
Swap agreements	1,092,124
Options purchased	(7,906)
Options written	(23,336)
Forward foreign currency exchange contracts	(1,923)
Foreign currency translations	(6,403)
Net change in unrealized appreciation (depreciation)	3,499,103
Net realized and unrealized gain	3,178,748
Net increase in net assets resulting from operations	$7,058,079

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,879,331	$7,593,452
Net realized loss on investments	(320,355)	(3,048,165)
Net change in unrealized appreciation (depreciation) on investments	3,499,103	359,075
Net increase in net assets resulting from operations	7,058,079	4,904,362

Distributions to shareholders	—	(6,087,264)

Capital share transactions:
Proceeds from sale of shares	19,213,343	33,660,397
Distributions reinvested	—	6,087,264
Cost of shares redeemed	(16,677,665)	(24,808,884)
Net increase from capital share transactions	2,535,678	14,938,777
Net increase in net assets	9,593,757	13,755,875

Net assets:
Beginning of period	164,038,405	150,282,530
End of period	$173,632,162	$164,038,405

Capital share activity:
Shares sold	1,316,847	2,343,283
Shares issued from reinvestment of distributions	—	432,641
Shares redeemed	(1,143,422)	(1,732,137)
Net increase in shares	173,425	1,043,787

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$14.28	$14.39	$13.97	$17.23	$18.09	$16.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.69	.62	.53	.44	.39
Net gain (loss) on investments (realized and unrealized)	.28	(.25)	.33	(3.29)	(.51)	1.88
Total from investment operations	.61	.44	.95	(2.76)	(.07)	2.27
Less distributions from:
Net investment income	—	(.55)	(.53)	(.46)	(.30)	(.31)
Net realized gains	—	—	—	(.04)	(.49)	—
Total distributions	—	(.55)	(.53)	(.50)	(.79)	(.31)
Net asset value, end of period	$14.89	$14.28	$14.39	$13.97	$17.23	$18.09

Total Return[c]	4.27%	3.09%	6.95%	(16.15%)	(0.43%)	14.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173,632	$164,038	$150,283	$135,066	$174,203	$177,103
Ratios to average net assets:
Net investment income (loss)	4.64%	4.80%	4.44%	3.54%	2.51%	2.27%
Total expenses[d]	0.94%	0.95%	1.02%	0.90%	0.85%	0.88%
Net expenses[e,f,g]	0.90%	0.89%	0.95%	0.85%	0.78%	0.78%
Portfolio turnover rate	17%	88%	91%	51%	84%	123%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

6/30/25[a]	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
0.01%	0.04%	—	—	—	—

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

6/30/25[a]	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
0.78%	0.77%	0.76%	0.76%	0.78%	0.77%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Shares	Value
COMMON STOCKS† - 1.2%

Consumer, Cyclical - 0.7%
Alimentation Couche-Tard Inc.*,†††	23,999	$367,185

Industrial - 0.3%
API Heat Transfer Intermediate*,†††	123	160,089
BP Holdco LLC*,†††,1	11,609	9,490
Vector Phoenix Holdings, LP*,†††	11,609	246
Total Industrial		169,825

Financial - 0.1%
Fusions Buyer LLC††	2,308	61,174

Consumer, Non-cyclical - 0.1%
Endo, Inc.*	1,046	21,952

Communications - 0.0%
Xplore, Inc.*,††	3,953	9,193

Total Common Stocks
(Cost $657,998)		629,329

RIGHTS† - 0.0%
Basic Materials - 0.0%
Asphalt Intermediate Holdco, LLC
Expiring 12/31/49†††	1,071	4,491

Communications - 0.0%
Xplore, Inc. †††	302	—
Total Rights
(Cost $—)		4,491

EXCHANGE-TRADED FUND***,† - 0.9%
SPDR Blackstone Senior Loan ETF	10,447	434,491
Total Exchange-Traded Fund
(Cost $432,792)		434,491

MUTUAL FUND† - 4.3%
Guggenheim Floating Rate Strategies Fund — Class R6[1]	91,684	2,199,494
Total Mutual Fund
(Cost $2,240,258)		2,199,494

MONEY MARKET FUND***,† - 7.5%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.09%[2]	3,853,060	3,853,060
Total Money Market Fund
(Cost $3,853,060)		3,853,060

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 89.0%
Industrial - 19.5%
Park River Holdings, Inc.
7.80% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	504,161	489,838

Amentum Holdings, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 09/29/31	484,148	482,937
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	478,655	476,463
AS Mileage Plan Ltd.
6.27% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/15/31	406,648	407,970
LBM Acquisition LLC
8.16% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	411,855	383,540
Michael Baker International LLC
8.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	280,461	281,513
Fugue Finance LLC
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 01/09/32	274,423	275,910
TransDigm, Inc.
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/28/31	194,296	194,626
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	79,400	79,506
EMRLD Borrower, LP
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/04/31	268,854	268,233
DXP Enterprises, Inc.
8.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	255,817	257,257
Genesee & Wyoming, Inc.
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/10/31	258,574	257,038
Savage Enterprises LLC
due 09/15/28	250,000	250,540
Albion Financing 3 SARL
due 05/24/31	250,000	250,157
DG Investment Intermediate Holdings 2, Inc.
7.94% (1 Month Term SOFR + 3.86%, Rate Floor: 4.61%) due 03/31/28	249,864	249,612
Arcosa, Inc.
6.33% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 08/12/31	248,750	249,267
Air Canada
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	248,116	248,039
Quikrete Holdings, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/14/31	139,901	139,591
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	64,838	64,724
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	42,816	42,783
Core & Main LP
6.27% (6 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/09/31	246,884	246,988

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
GYP Holdings III Corp.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/30	246,258	$246,258
Harsco Corporation
6.69% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 06/09/28	244,289	241,297
Hobbs & Associates LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31	214,695	214,360
Pelican Products, Inc.
8.81% (1 Month Term SOFR + 4.51%, Rate Floor: 5.01%) due 12/29/28	239,166	208,373
Aegion Corp.
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	186,609	186,992
StandardAero
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	175,964	175,988
Cube A&D Buyer, Inc.
7.52% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/17/31	174,518	175,227
Pregis TopCo LLC
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/28/29	172,025	172,369
White Cap Supply Holdings LLC
7.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	169,399	168,214
MI Windows And Doors LLC
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/28/31	155,069	155,254
APi Group DE, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/03/29	152,912	152,905
Engineering Research And Consulting LLC
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31	149,250	145,519
Foundation Building Materials Holding Company LLC
8.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	148,125	144,739
Spring Education Group, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/04/30	143,880	144,326
Atlantic Aviation
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 09/23/31	129,350	129,016
API Heat Transfer Thermasys Corp.
12.58% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	80,050	80,050
9.58% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	46,332	46,332
ASP Dream Acquisiton Co. LLC
8.68% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	129,776	125,234
Ring Container Technologies Group, LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 08/12/28	124,587	124,899
Merlin Buyer, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	121,373	120,362
STS Operating, Inc.
8.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	115,538	113,544
Artera Services LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	134,127	111,843
Jefferies Finance LLC
6.43% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/02/32	104,738	104,999
PointClickCare Technologies, Inc.
7.42% (6 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/03/31	104,475	104,802
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	104,213	101,998
Brown Group Holding LLC
6.81% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 07/01/31	100,000	100,102
XPO, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/03/31	99,750	100,049
Red SPV LLC
6.56% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/06/32	97,367	97,124
Construction Partners, Inc.
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/03/31	94,525	94,761
GFL Environmental, Inc.
6.82% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/03/32	89,950	89,875
Madison Safety & Flow LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/26/31	77,806	77,903
Osmose Utility Services, Inc.
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	70,343	65,858
Herc Holdings, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/20/32	65,000	65,190
Knife River Corp.
6.31% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/08/32	41,941	42,020
Beacon Roofing Supply, Inc.
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/23/32	35,889	36,103
Total Industrial		10,060,417

Consumer, Cyclical - 18.0%
Alterra Mountain Co.
7.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/17/28	297,754	298,870
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	198,503	198,876

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Burlington Coat Factory Warehouse Corp.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/24/31	498,744	$496,250
Restaurant Brands
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	497,025	494,331
PetSmart LLC
8.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	494,420	488,343
Flutter Entertainment plc
6.05% (3 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 11/30/30	433,400	431,775
Grant Thornton Advisors LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/02/31	408,952	408,236
Entain Holdings (Gibraltar) Ltd.
7.02% (6 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/31/29	298,811	299,713
Prime Security Services Borrower LLC
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/13/30	274,592	274,592
Bulldog Purchaser, Inc.
8.04% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/28/31	254,111	254,428
Thevelia US LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 06/18/29	252,239	252,292
Murphy Oil USA, Inc.
6.07% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 01/31/28	250,000	251,740
Arcis Golf LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/28/28	193,297	193,297
7.06% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/24/28	56,250	56,250
Peer Holding III BV
6.80% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 07/01/31	244,388	245,487
Sweetwater Sound
8.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	236,786	236,786
Rent-A-Center, Inc.
7.03% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28†††	229,901	230,476
Galaxy US Opco, Inc.
5.01% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 07/31/30	245,285	227,195
Go Daddy Operating Company LLC
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 11/09/29	226,652	226,738
Congruex Group LLC
10.93% (3 Month Term SOFR + 1.50%, Rate Floor: 2.25%) (in-kind rate was 5.00%) due 05/03/29[3]	254,839	219,587
Caesars Entertainment, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	202,831	202,425
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31	14,887	14,859
Eagle Parent Corp.
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	217,688	215,465
Belron Finance US LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/16/31	198,500	199,191
Imagefirst Holdings LLC
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/32	190,000	189,763
Life Time, Inc.
6.53% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 11/05/31	184,075	184,443
AmSpec Parent LLC
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31	173,638	174,289
CCRR Parent, Inc.
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	432,302	170,759
ATG Entertainment
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 04/17/32	165,000	165,206
Tacala Investment Corp.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/31	158,459	159,041
Apro LLC
8.06% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	148,875	148,193
Secretariat Advisors LLC
8.30% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/24/32†††	138,007	138,007
Station Casinos LLC
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/31	129,672	129,829
Packers Holdings LLC
7.68% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	242,529	129,753
Seaworld Parks & Entertainment, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 12/04/31	124,063	123,752
Tripadvisor, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/08/31	119,399	118,951
Holding Socotec SAS
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/30/28	118,800	118,899
Fertitta Entertainment LLC
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/27/29	99,231	99,057
Citrin Cooperman Advisors LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/01/32	98,636	98,472
Frontdoor, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/19/31	95,396	95,575

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
First Brands Group LLC
9.54% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	101,010	$95,259
Seren BidCo AB
7.66% (3 Month Term SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28	94,524	94,784
TransNetwork LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/29/30	91,604	91,661
Asphalt Atd Holdco, LLC
11.30% (3 Month Term SOFR + 7.00%, Rate Floor: 7.00%) (in-kind rate was 4.00%) due 02/28/30†††,3	85,758	85,758
Student Transportation Of America Holdings, Inc.
7.57% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/10/32	60,667	60,761
EG Finco Ltd.
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/07/28	53,877	54,050
American Auto Auction Group LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 05/22/32	44,888	45,042
Cedar Fair LP
due 05/01/31	44,887	44,887
WW International, Inc.
8.04% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28[4]	94,500	30,949
American Tire Distributors, Inc.
due 10/20/28†††,4	175,500	—
Total Consumer, Cyclical		9,264,342

Financial - 12.8%
GIP Pilot Acquisition Partners LP
6.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/04/30	491,069	491,476
Duff & Phelps
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	380,682	369,303
Citadel Securities, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	351,982	353,260
Cobham Ultra SeniorCo SARL
8.18% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/03/29	319,476	319,591
Jane Street Group LLC
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/15/31	271,175	270,826
Ardonagh Midco 3 plc
7.04% ((3 Month Term SOFR + 2.75%) and (6 Month Term SOFR + 2.75%), Rate Floor: 2.75%) due 02/15/31	273,119	270,729
Worldpay
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	268,739	269,298
Nexus Buyer LLC
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	267,607	268,340
Focus Financial Partners LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/15/31	256,322	255,714
HighTower Holding LLC
7.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 02/03/32	255,000	254,151
CPI Holdco B LLC
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	250,609	249,732
Apex Group Treasury LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	249,046	247,957
Capstone Borrower, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/17/30	244,525	244,214
Harbourvest Partners LP
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/18/30†††	236,129	236,129
Asurion LLC
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	239,515	233,302
USI, Inc.
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/29	204,230	203,816
Orion Advisor Solutions, Inc.
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/24/30	187,740	188,635
Virtu Financial
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 06/21/31	175,000	175,437
Zodiac Pool Solutions LLC
6.35% (1 Month Term SOFR + 1.93%, Rate Floor: 2.43%) due 01/29/29	161,514	161,454
Tegra118 Wealth Solutions, Inc.
8.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	147,668	145,576
Jefferies Finance LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 10/21/31	144,275	144,455
CFC USA 2025 LLC
due 05/29/32	145,000	144,275
Eisner Advisory Group
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	137,910	138,427
Starwood Property Mortgage LLC
6.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 01/02/30	129,618	129,861
Aretec Group, Inc.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	126,648	126,819
Franchise Group, Inc.
9.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 07/05/25	125,221	112,699

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Orion US FinCo
due 05/19/32	110,000	$110,330
Alter Domus
7.24% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/30/31	100,987	101,616
IMC Global Holdings
7.81% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/02/32	85,000	85,425
AqGen Island Holdings, Inc.
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/28	79,577	79,660
Walker & Dunlop, Inc.
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/14/32	76,083	76,273
Saphilux SARL
due 07/27/28	65,000	65,298
Assetmark Financial Holdings, Inc.
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/05/31	44,775	44,831
Franchise Group, Inc.
9.25% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26†††,4	81,497	4,075
Total Financial		6,572,984

Consumer, Non-cyclical - 12.4%
Grifols Worldwide Operations USA, Inc.
6.48% (3 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	506,913	505,083
Culligan
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/31/28	498,750	497,718
Bombardier Recreational Products, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	465,034	464,551
Topgolf Callaway Brands Corp.
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	469,928	461,939
Dermatology Intermediate Holdings III, Inc.
8.53% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/30/29	452,773	409,384
Primo Brands Corp.
6.55% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/31/28	388,065	389,284
Froneri US, Inc.
6.24% (6 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 09/30/31	388,923	384,306
Recess Holdings, Inc.
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	269,160	269,733
Nomad Foods Ltd.
6.54% (6 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/12/29	262,341	262,014
HAH Group Holding Co. LLC
9.33% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	270,536	261,985
IVI America LLC
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/18/31	170,969	172,145
due 04/09/31	85,000	85,585
Medical Solutions Parent Holdings, Inc.
7.88% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	484,184	250,967
Del Monte Foods, Inc.
15.47% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) (in-kind rate was 3.00%) due 08/02/28[3]	100,462	90,165
8.72% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/02/28	158,815	87,348
Southern Veterinary Partners LLC
7.53% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31	174,758	174,828
Skechers
due 06/25/32	170,000	170,850
Chefs’ Warehouse, Inc.
7.33% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/23/29	169,000	169,282
Energizer Holdings, Inc.
6.32% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/13/32	157,558	157,706
Medline Borrower LP
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 10/23/28	137,678	137,746
Hayward Industries, Inc.
6.94% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/30/28	130,930	131,214
Aramark Services, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/22/30	128,627	128,787
Pacific Dental Services LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/15/31	128,524	128,524
Sazerac Co Inc.
due 06/24/32	123,800	123,645
Midwest Physician Administrative Services
7.81% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/12/28	132,650	123,143
Hanger, Inc.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	108,094	108,198
Ceva Sante
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/08/30	94,763	94,723
Concentra Health Services, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/26/31	84,576	84,787
Bausch Health Companies, Inc.
10.56% (1 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 10/08/30	60,000	57,740
Total Consumer, Non-cyclical		6,383,380

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Technology - 12.2%
Ascend Learning, LLC
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/11/28	498,101	$497,792
DCert Buyer, Inc.
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	493,490	488,347
Boxer Parent Co., Inc.
7.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	484,156	480,796
DS Admiral Bidco LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	440,743	438,539
Iron Mountain Information Management Services, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	385,639	384,995
E2open LLC
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/04/28	340,411	341,385
Conair Holdings LLC
8.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	442,512	321,560
Xerox Corp.
8.27% ((3 Month Term SOFR + 4.00%) and (6 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	332,901	320,520
Polaris Newco LLC
8.29% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/02/28	313,808	305,482
Indicor LLC
7.05% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 11/22/29	299,248	298,407
Gen Digital, Inc.
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29	208,871	208,481
6.08% (3 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 02/13/32	45,000	44,899
Athenahealth Group, Inc.
due 02/15/29	249,375	248,986
Wrench Group LLC
8.56% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	240,142	239,016
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	226,634	227,767
Sabre GLBL, Inc.
10.43% (1 Month Term SOFR + 6.00%, Rate Floor: 7.50%) due 11/15/29	107,082	104,919
9.43% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	87,599	86,723
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	36,689	35,981
Modena Buyer LLC
8.78% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	236,013	226,868
Cloud Software Group, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/30/29	179,054	179,176
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/21/31	18,416	18,443
Blackhawk Network Holdings, Inc.
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	156,986	157,722
Instructure Holdings, Inc.
7.21% (6 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 11/13/31	143,133	143,250
Zuora, Inc.
7.83% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/17/32	134,038	133,311
Epicor Software
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 05/30/31	106,017	106,230
Dye & Durham Corp.
8.65% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31	80,720	81,265
World Wide Technology Holding Company LLC
6.56% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30	69,825	70,086
Clearwater Analytics, LLC
6.52% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/10/32	50,000	49,938
Waystar Technologies, Inc.
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 10/22/29	46,770	46,858
Total Technology		6,287,742

Communications - 7.0%
CSC Holdings LLC
8.81% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28	479,040	471,860
Virgin Media Bristol LLC
7.37% (6 Month Term SOFR + 3.18%, Rate Floor: 3.18%) due 03/02/31	400,406	394,856
Zayo Group Holdings, Inc.
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	381,129
McGraw Hill Education, Inc.
7.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 08/06/31	304,496	305,321
UPC Financing Partnership
6.79% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32	304,199	303,311
Midcontinent Communications
9.00% (Commercial Prime Lending Rate + 1.50%, Rate Floor: 1.50%) due 08/16/31	248,750	249,267
Speedster Bidco GmbH
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/10/31	242,732	243,795
Playtika Holding Corp.
7.19% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	238,061	233,702

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Cengage Learning, Inc.
7.83% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	202,482	$202,798
Authentic Brands
6.58% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/11/32	199,500	198,917
Charter Communications Operating LLC
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/07/30	187,150	187,000
Altice France SA
9.76% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28	174,419	157,607
Level 3 Financing, Inc.
8.58% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/21/32	103,500	104,557
UFC Holdings LLC
6.57% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 11/21/31	84,575	84,852
Xplore, Inc.
6.09% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31	70,157	51,799
9.59% (3 Month Term SOFR + 1.50%, Rate Floor: 6.09%) (in-kind rate was 3.50%) due 10/23/29[3]	19,867	18,774
Total Communications		3,589,545

Energy - 2.9%
Colonial Pipeline
due 06/11/32	303,200	301,002
Par Petroleum LLC
8.01% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	263,240	259,786
AL GCX Holdings LLC
6.31% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/17/29	236,833	236,790
BANGL LLC
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	228,116	228,687
ITT Holdings LLC
7.05% (1 Month Term SOFR + 2.73%, Rate Floor: 3.23%) due 10/11/30	112,995	113,108
WhiteWater DBR Holdco LLC
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/03/31	109,176	109,177
Whitewater Matterhorn Holdings LLC
6.57% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/32	95,000	94,861
Bip PipeCo Holdings LLC
6.53% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/06/30	92,243	92,035
CVR Energy, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/30/27	77,962	77,831
Total Energy		1,513,277

Basic Materials - 2.4%
Discovery Purchaser Corp.
8.02% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	256,079	255,518
CTEC III GmbH
5.76% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/16/29	EUR 205,000	232,845
Minerals Technologies, Inc.
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/26/31	149,250	149,063
SCIH Salt Holdings, Inc.
7.28% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 01/31/29	134,863	134,806
Platform Specialty Products
6.08% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 12/18/30	117,626	117,895
A-AP Buyer, Inc.
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/09/31	99,500	99,251
Vantage Specialty Chemicals, Inc.
9.03% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26	102,375	98,737
W.R. Grace Holdings LLC
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 09/22/28	96,500	96,541
GrafTech Finance, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	28,445	28,516
Total Basic Materials		1,213,172

Utilities - 1.8%
Calpine Construction Finance Company, LP
6.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	497,500	497,181
UGI Energy Services LLC
6.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30	278,055	278,820
TerraForm Power Operating LLC
6.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 05/21/29	162,909	162,706
Total Utilities		938,707

Total Senior Floating Rate Interests
(Cost $46,988,676)		45,823,566

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
CORPORATE BONDS†† - 0.6%
Communications - 0.3%
Level 3 Financing, Inc.
11.00% due 11/15/29[5]	120,375	$138,081

Consumer, Non-cyclical - 0.2%
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[5]	110,000	106,707

Industrial - 0.1%
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[5]	90,000	71,100
Total Corporate Bonds
(Cost $309,894)		315,888

Total Investments - 103.4%
(Cost $54,482,678)		$53,260,319
Other Assets & Liabilities, net - (3.4)%		(1,736,717)
Total Net Assets - 100.0%		$51,523,602

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CAD	Sell	15,000	10,996 USD	07/16/25	$(28)
Barclays Bank plc	EUR	Sell	200,000	230,296 USD	07/16/25	(5,571)
						$(5,599)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2025.
[3]	Payment-in-kind security.
[4]	Security is in default of interest and/or principal obligations.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $315,888 (cost $309,894), or 0.6% of total net assets.

CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES F (FLOATING RATE STRATEGIES SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,952	$70,367	$537,010	$629,329
Rights	—	—	4,491	4,491
Exchange-Traded Fund	434,491	—	—	434,491
Mutual Fund	2,199,494	—	—	2,199,494
Money Market Fund	3,853,060	—	—	3,853,060
Senior Floating Rate Interests	—	45,002,739	820,827	45,823,566
Corporate Bonds	—	315,888	—	315,888
Total Assets	$6,570,171	$45,327,820	$1,362,328	$53,260,319

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$5,599	$—	$5,599
Unfunded Loan Commitments (Note 8)	—	—	14	14
Total Liabilities	$—	$5,599	$14	$5,613

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$367,185	Model Price	Purchase Price	—	—
Common Stocks	169,825	Enterprise Value	Valuation Multiple	2.6x-9.2x	4.9x
Rights	4,491	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	608,687	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	212,140	Model Price	Purchase Price	—	—
Total Assets	$1,362,328
Liabilities:
Unfunded Loan Commitments	$14	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3 rather than Level 2, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2025, the Fund had securities with a total value of $4,075 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $489,046 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
SERIES F (FLOATING RATE STRATEGIES SERIES)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:

	Assets				Liabilities
	Senior Floating Rate Interests	Common Stocks	Rights	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,234,220	$180,649	$—	$2,414,869	$(772)
Purchases/(Receipts)	242,850	353,028	—	595,878	(416)
(Sales, maturities and paydowns)/Fundings	(802,379)	—	—	(802,379)	571
Amortization of premiums/discounts	14,513	—	—	14,513	—
Corporate actions	(262,720)	—	—	(262,720)	—
Total realized gains (losses) included in earnings	(263,041)	—	—	(263,041)	(21)
Total change in unrealized appreciation (depreciation) included in earnings	142,355	3,333	4,491	150,179	624
Transfers into Level 3	4,075	—	—	4,075	—
Transfers out of Level 3	(489,046)	—	—	(489,046)	—
Ending Balance	$820,827	$537,010	$4,491	$1,362,328	$(14)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2025	$66,821	$3,333	$4,491	$74,645	$(147)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”). The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25	Investment Income
Common Stocks
BP Holdco LLC *	$14,072	$—	$—	$—	$(4,582)	$9,490	11,609	$—
Mutual Funds
Guggenheim Floating Rate Strategies Fund — Class R6	1,562,812	660,179	—	—	(23,497)	2,199,494	91,684	75,461
	$1,576,884	$660,179	$—	$—	$(28,079)	$2,208,984		$75,461

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $52,238,321)	$51,051,335
Investments in affiliated issuers, at value (cost $2,244,357)	2,208,984
Cash	50,032
Prepaid expenses	1,757
Receivables:
Interest	254,263
Fund shares sold	171,212
Securities sold	93,546
Dividends	13,299
Investment Adviser	1,246
Total assets	53,845,674

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $–)	14
Unrealized depreciation on forward foreign currency exchange contracts	5,599
Payable for:
Securities purchased	1,998,974
Fund shares redeemed	252,510
Management fees	17,212
Distribution and service fees	10,212
Trustees’ fees*	3,232
Transfer agent/maintenance fees	2,098
Fund accounting and administration fees	688
Miscellaneous	31,533
Total liabilities	2,322,072
Net assets	$51,523,602

Net assets consist of:
Paid in capital	$52,151,464
Total distributable earnings (loss)	(627,862)
Net assets	$51,523,602
Capital shares outstanding	2,025,907
Net asset value per share	$25.43

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$14,473
Dividends from securities of affiliated issuers	75,461
Interest	1,982,177
Total investment income	2,072,111

Expenses:
Management fees	165,860
Distribution and service fees	63,792
Transfer agent/maintenance fees	12,595
Professional fees	32,381
Trustees’ fees*	18,117
Custodian fees	15,484
Fund accounting and administration fees	14,296
Line of credit fees	10,579
Miscellaneous	8,806
Total expenses	341,910
Less:
Expenses waived by Adviser	(49,457)
Earnings credits applied	(893)
Total waived expenses	(50,350)
Net expenses	291,560
Net investment income	1,780,551

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(654,149)
Forward foreign currency exchange contracts	(23,615)
Foreign currency transactions	(779)
Net realized loss	(678,543)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(113,946)
Investments in affiliated issuers	(28,079)
Forward foreign currency exchange contracts	(10,810)
Foreign currency translations	1,997
Net change in unrealized appreciation (depreciation)	(150,838)
Net realized and unrealized loss	(829,381)
Net increase in net assets resulting from operations	$951,170

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,780,551	$4,607,726
Net realized loss on investments	(678,543)	(587,285)
Net change in unrealized appreciation (depreciation) on investments	(150,838)	(266,706)
Net increase in net assets resulting from operations	951,170	3,753,735

Distributions to shareholders	—	(4,453,819)

Capital share transactions:
Proceeds from sale of shares	9,238,256	14,719,689
Distributions reinvested	—	4,453,819
Cost of shares redeemed	(14,067,956)	(22,241,105)
Net decrease from capital share transactions	(4,829,700)	(3,067,597)
Net decrease in net assets	(3,878,530)	(3,767,681)

Net assets:
Beginning of period	55,402,132	59,169,813
End of period	$51,523,602	$55,402,132

Capital share activity:
Shares sold	368,696	578,601
Shares issued from reinvestment of distributions	—	184,271
Shares redeemed	(565,615)	(875,459)
Net decrease in shares	(196,919)	(112,587)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

SERIES F (FLOATING RATE STRATEGIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$24.92	$25.34	$23.61	$24.40	$24.41	$25.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.87	2.04	1.99	.95	.58	.68
Net gain (loss) on investments (realized and unrealized)	(.36)	(.39)	.61	(1.18)	.02	(.74)
Total from investment operations	.51	1.65	2.60	(.23)	.60	(.06)
Less distributions from:
Net investment income	—	(2.07)	(.87)	(.56)	(.61)	(1.49)
Total distributions	—	(2.07)	(.87)	(.56)	(.61)	(1.49)
Net asset value, end of period	$25.43	$24.92	$25.34	$23.61	$24.40	$24.41

Total Return[c]	2.05%	6.83%	11.12%	(0.85%)	2.50%	0.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,524	$55,402	$59,170	$48,339	$50,768	$41,004
Ratios to average net assets:
Net investment income (loss)	6.98%	8.08%	8.10%	4.01%	2.36%	2.81%
Total expenses[d]	1.34%	1.27%	1.25%	1.27%	1.34%	1.47%
Net expenses[e,f]	1.15%	1.16%	1.16%	1.16%	1.17%	1.23%
Portfolio turnover rate	32%	57%	66%	68%	56%	60%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/25[a]	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
1.10%	1.11%	1.13%	1.14%	1.14%	1.15%

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2025
SERIES P (HIGH YIELD SERIES)

	Shares	Value
COMMON STOCKS† - 0.8%

Consumer, Cyclical - 0.5%
Alimentation Couche-Tard Inc.*,†††	9,333	$142,795

Consumer, Non-cyclical - 0.2%
Endo, Inc.*	3,651	76,624
MEDIQ, Inc.*,†††	92	—
Total Consumer, Non-cyclical		76,624

Financial - 0.1%
Fusion Buyer LLC††	1,154	30,587
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	225,000	23
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	125,000	12
Total Financial		30,622

Communications - 0.1%
Xplore, Inc.*,††	1,647	3,830

Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	914	719
YAK BLOCKER 2 LLC*,†††	844	664
BP Holdco LLC*,†††,1	523	427
Vector Phoenix Holdings, LP*,†††	523	11
Total Industrial		1,821

Energy - 0.0%
Legacy Reserves, Inc.†††	1,969	222
Permian Production Partners LLC*,†††	9,124	1
Total Energy		223

Total Common Stocks
(Cost $309,420)		255,915

PREFERRED STOCKS† - 1.0%
Financial - 1.0%
Citigroup, Inc.
7.63%††	125,000	131,549
Goldman Sachs Group, Inc.
7.50%††	75,000	79,641
American National Group, Inc.
7.38%††	2,000	52,140
Bank of America Corp.
6.63%††	50,000	51,783
Total Financial		315,113

Industrial - 0.0%
U.S. Shipping Corp.*,†††	24,529	2
Total Preferred Stocks
(Cost $925,000)		315,115

RIGHTS††† - 0.0%
Basic Materials
Asphalt Intermediate Holdco, LLC
Expiring 12/31/49	417	1,749

Communications - 0.0%
Xplore, Inc.	126	—
Total Rights
(Cost $—)		1,749

MONEY MARKET FUND***,† - 3.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.11%[3]	1,202,316	1,202,316
Total Money Market Fund
(Cost $1,202,316)		1,202,316

	Face Amount~
CORPORATE BONDS†† - 79.8%
Industrial - 15.0%
GrafTech Finance, Inc.
4.63% due 12/23/29[4]	430,000	294,550
Trinity Industries, Inc.
7.75% due 07/15/28[4]	275,000	286,422
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[4]	175,000	177,869
9.25% due 04/15/27[4]	100,000	99,299
Enviri Corp.
5.75% due 07/31/27[4]	275,000	271,415
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[4]	275,000	264,260
Builders FirstSource, Inc.
6.38% due 06/15/32[4]	125,000	128,471
6.75% due 05/15/35[4]	50,000	51,481
6.38% due 03/01/34[4]	45,000	45,858
4.25% due 02/01/32[4]	25,000	23,161
TransDigm, Inc.
6.88% due 12/15/30[4]	175,000	181,578
6.00% due 01/15/33[4]	50,000	50,271
JH North America Holdings, Inc.
5.88% due 01/31/31[4]	225,000	226,965
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[4]	200,000	200,467
EnerSys
6.63% due 01/15/32[4]	175,000	178,942
Enpro, Inc.
6.13% due 06/01/33[4]	175,000	178,906
Clean Harbors, Inc.
6.38% due 02/01/31[4]	150,000	153,678
Crown Americas LLC
5.88% due 06/01/33[4]	150,000	151,025
Quikrete Holdings, Inc.
6.38% due 03/01/32[4]	75,000	77,124
6.75% due 03/01/33[4]	50,000	51,591
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[4]	125,000	127,845
Nidda Healthcare Holding
5.63% due 02/21/30	EUR 100,000	120,053

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Clearwater Paper Corp.
4.75% due 08/15/28[4]	125,000	$118,428
Clarios Global LP
4.75% due 06/15/31	EUR 100,000	118,266
Hillenbrand, Inc.
3.75% due 03/01/31	125,000	111,961
Sealed Air Corporation/Sealed Air Corp US
7.25% due 02/15/31[4]	100,000	105,248
EMRLD Borrower Limited Partnership / Emerald Company-Issuer, Inc.
6.63% due 12/15/30[4]	100,000	102,217
Calderys Financing LLC
11.25% due 06/01/28[4]	75,000	79,510
Wrangler Holdco Corp.
6.63% due 04/01/32[4]	75,000	78,080
Waste Pro USA, Inc.
7.00% due 02/01/33[4]	75,000	77,859
Axon Enterprise, Inc.
6.25% due 03/15/33[4]	75,000	77,225
Standard Building Solutions, Inc.
6.50% due 08/15/32[4]	75,000	76,848
Arcosa, Inc.
4.38% due 04/15/29[4]	75,000	72,551
Amsted Industries, Inc.
4.63% due 05/15/30[4]	75,000	72,138
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[4]	75,000	71,296
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[4]	50,000	53,040
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[4]	50,000	49,559
Artera Services LLC
8.50% due 02/15/31[4]	57,075	47,528
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[4]	25,000	25,641
Total Industrial		4,678,626

Consumer, Cyclical - 14.8%
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[4]	250,000	236,524
Station Casinos LLC
4.63% due 12/01/31[4]	225,000	210,765
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[4]	200,000	208,163
Vail Resorts, Inc.
6.50% due 05/15/32[4]	100,000	103,325
5.63% due 07/15/30[4]	100,000	100,000
Wolverine World Wide, Inc.
4.00% due 08/15/29[4]	225,000	201,735
Flutter Treasury DAC
5.88% due 06/04/31[4]	200,000	201,500
Caesars Entertainment, Inc.
6.00% due 10/15/32[4]	125,000	122,589
8.13% due 07/01/27[4]	50,000	50,015
6.50% due 02/15/32[4]	25,000	25,653
Scotts Miracle-Gro Co.
4.38% due 02/01/32	200,000	183,652
Wabash National Corp.
4.50% due 10/15/28[4]	200,000	180,928
Beach Acquisition Bidco, LLC
5.88% due 07/01/32	EUR 150,000	177,924
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[4]	175,000	173,339
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[4]	175,000	168,640
Crocs, Inc.
4.25% due 03/15/29[4]	175,000	166,948
RB Global Holdings, Inc.
7.75% due 03/15/31[4]	150,000	157,689
Life Time, Inc.
6.00% due 11/15/31[4]	150,000	152,392
Newell Brands, Inc.
6.63% due 05/15/32	100,000	95,396
8.50% due 06/01/28[4]	50,000	52,511
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[4]	75,000	75,328
6.75% due 05/15/28[4]	50,000	51,323
ONE Hotels GmbH
7.75% due 04/02/31[4]	EUR 100,000	126,270
Velocity Vehicle Group LLC
8.00% due 06/01/29[4]	125,000	124,899
AccorInvest Group S.A.
6.38% due 10/15/29[4]	EUR 100,000	123,553
Amer Sports Co.
6.75% due 02/16/31[4]	100,000	104,084
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[4]	100,000	100,641
Whirlpool Corp.
6.50% due 06/15/33	100,000	100,320
Penn Entertainment, Inc.
4.13% due 07/01/29[4]	100,000	92,661
Park River Holdings, Inc.
5.63% due 02/01/29[4]	100,000	80,991
Hilton Domestic Operating Company, Inc.
6.13% due 04/01/32[4]	75,000	76,810
JB Poindexter & Company, Inc.
8.75% due 12/15/31[4]	75,000	76,328
Asbury Automotive Group, Inc.
5.00% due 02/15/32[4]	75,000	71,360
Somnigroup International, Inc.
3.88% due 10/15/31[4]	75,000	68,188

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[4]	53,000	$55,438
Superior Plus, LP
4.25% due 05/18/28[4]	CAD 75,000	53,735
QXO Building Products, Inc.
6.75% due 04/30/32[4]	50,000	51,510
Advance Auto Parts, Inc.
5.90% due 03/09/26	50,000	49,990
Papa John’s International, Inc.
3.88% due 09/15/29[4]	50,000	48,552
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[4]	50,000	47,891
Sabre GLBL, Inc.
7.38% due 09/01/25[2]	35,000	35,044
New Flyer Holdings, Inc.
9.25% due 07/01/30[4]	25,000	26,376
Total Consumer, Cyclical		4,610,980

Consumer, Non-cyclical - 14.8%
CPI CG, Inc.
10.00% due 07/15/29[4]	275,000	289,781
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[4]	150,000	147,934
6.25% due 03/15/33[4]	100,000	103,083
Boost Newco Borrower LLC
7.50% due 01/15/31[4]	200,000	212,303
Tenet Healthcare Corp.
6.13% due 06/15/30	125,000	127,173
6.75% due 05/15/31	75,000	77,594
Albion Financing 1 SARL / Aggreko Holdings, Inc.
7.00% due 05/21/30[4]	200,000	204,106
IQVIA, Inc.
5.00% due 05/15/27[4]	200,000	199,325
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[4]	200,000	193,305
Grifols S.A.
4.75% due 10/15/28[4]	200,000	192,265
Bausch Health Companies, Inc.
4.88% due 06/01/28[4]	225,000	189,798
Williams Scotsman, Inc.
7.38% due 10/01/31[4]	125,000	131,575
6.63% due 04/15/30[4]	50,000	51,938
TriNet Group, Inc.
7.13% due 08/15/31[4]	175,000	182,279
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[4]	200,000	180,104
HAH Group Holding Company LLC
9.75% due 10/01/31[4]	175,000	173,497
Carriage Services, Inc.
4.25% due 05/15/29[4]	175,000	165,353
Upbound Group, Inc.
6.38% due 02/15/29[4]	157,000	155,311
Darling Ingredients, Inc.
6.00% due 06/15/30[4]	150,000	151,981
Post Holdings, Inc.
5.50% due 12/15/29[4]	75,000	74,656
4.63% due 04/15/30[4]	75,000	72,092
Castor S.p.A.
7.23% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,4	EUR 125,000	145,762
BCP V Modular Services Finance II plc
4.75% due 10/30/28[4]	EUR 125,000	144,572
Performance Food Group, Inc.
6.13% due 09/15/32[4]	125,000	127,867
AMN Healthcare, Inc.
4.63% due 10/01/27[4]	125,000	121,589
Sammontana Italia SpA
6.03% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊	EUR 100,000	117,693
Medline Borrower, LP
5.25% due 10/01/29[4]	100,000	99,220
DaVita, Inc.
4.63% due 06/01/30[4]	100,000	95,812
Herc Holdings, Inc.
7.00% due 06/15/30[4]	50,000	52,218
7.25% due 06/15/33[4]	35,000	36,673
Brink’s Co.
6.75% due 06/15/32[4]	75,000	78,105
Acadia Healthcare Company, Inc.
7.38% due 03/15/33[4]	75,000	77,267
Central Garden & Pet Co.
4.13% due 04/30/31[4]	75,000	69,625
WW International, Inc.
4.50% due 04/15/29†††,4,5	205,000	67,394
Service Corporation International
5.75% due 10/15/32	50,000	50,510
Molina Healthcare, Inc.
6.25% due 01/15/33[4]	25,000	25,448
Perrigo Finance Unlimited Co.
6.13% due 09/30/32	25,000	25,240
Total Consumer, Non-cyclical		4,610,448

Financial - 10.6%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[4]	250,000	241,669
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[4]	225,000	239,807
Ardonagh Finco Ltd.
7.75% due 02/15/31[4]	200,000	209,094
Hunt Companies, Inc.
5.25% due 04/15/29[4]	200,000	192,711
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[4]	75,000	78,912
6.13% due 11/01/32[4]	50,000	50,477
4.50% due 11/15/29[4]	50,000	48,505

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
United Wholesale Mortgage LLC
5.75% due 06/15/27[4]	125,000	$124,700
5.50% due 04/15/29[4]	50,000	48,533
Starwood Property Trust, Inc.
7.25% due 04/01/29[4]	75,000	78,887
6.50% due 10/15/30[4]	75,000	77,433
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.00% due 01/15/31[4]	75,000	77,581
6.50% due 10/01/31[4]	75,000	76,395
Focus Financial Partners LLC
6.75% due 09/15/31[4]	150,000	153,114
Assurant, Inc.
7.00% due 03/27/48[6]	150,000	152,936
OneMain Finance Corp.
3.88% due 09/15/28	100,000	95,896
4.00% due 09/15/30	50,000	46,137
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[4]	125,000	131,175
Iron Mountain, Inc.
5.63% due 07/15/32[4]	125,000	124,006
Aretec Group, Inc.
10.00% due 08/15/30[4]	100,000	109,892
PennyMac Financial Services, Inc.
7.88% due 12/15/29[4]	100,000	106,188
UWM Holdings LLC
6.63% due 02/01/30[4]	100,000	100,103
AmWINS Group, Inc.
4.88% due 06/30/29[4]	100,000	97,181
Kennedy-Wilson, Inc.
4.75% due 03/01/29	100,000	93,721
Hightower Holding LLC
9.13% due 01/31/30[4]	75,000	79,540
SLM Corp.
6.50% due 01/31/30	75,000	78,723
Walker & Dunlop, Inc.
6.63% due 04/01/33[4]	75,000	76,967
HUB International Ltd.
5.63% due 12/01/29[4]	50,000	50,007
7.38% due 01/31/32[4]	25,000	26,158
Ryan Specialty LLC
5.88% due 08/01/32[4]	75,000	75,590
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	100,000	60,539
USI, Inc.
7.50% due 01/15/32[4]	50,000	52,758
Fusion Intermediate, LLC††
12.65% due 06/06/30	19,590	19,492
Total Financial		3,274,827

Communications - 7.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 05/01/32	225,000	209,530
4.50% due 06/01/33[4]	125,000	114,254
6.38% due 09/01/29[4]	100,000	102,004
4.25% due 01/15/34[4]	100,000	89,019
AMC Networks, Inc.
4.25% due 02/15/29	300,000	240,333
10.50% due 07/15/32[4]	125,000	126,655
CSC Holdings LLC
4.13% due 12/01/30[4]	200,000	141,102
4.63% due 12/01/30[4]	200,000	93,011
3.38% due 02/15/31[4]	75,000	51,967
McGraw-Hill Education, Inc.
5.75% due 08/01/28[4]	125,000	125,753
8.00% due 08/01/29[4]	100,000	101,820
7.38% due 09/01/31[4]	25,000	26,078
Sunrise FinCo I B.V.
4.88% due 07/15/31[4]	200,000	189,150
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[4]	159,000	159,284
Altice France S.A.
5.13% due 07/15/29[4]	175,000	144,642
Match Group Holdings II LLC
3.63% due 10/01/31[4]	150,000	134,211
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[4]	100,000	95,667
7.38% due 02/15/31[4]	25,000	26,468
Level 3 Financing, Inc.
11.00% due 11/15/29[4]	88,700	101,747
Gen Digital, Inc.
6.25% due 04/01/33[4]	75,000	77,013
Cable One, Inc.
4.00% due 11/15/30[4]	14,000	11,030
Total Communications		2,360,738

Energy - 6.7%
Buckeye Partners, LP
3.95% due 12/01/26	175,000	172,957
6.88% due 07/01/29[4]	75,000	77,702
CVR Energy, Inc.
5.75% due 02/15/28[4]	182,000	174,266
8.50% due 01/15/29[4]	75,000	75,029
ITT Holdings LLC
6.50% due 08/01/29[4]	250,000	237,738
Parkland Corp.
4.50% due 10/01/29[4]	125,000	120,161
4.63% due 05/01/30[4]	75,000	71,817
TransMontaigne Partners LLC
8.50% due 06/15/30[4]	175,000	182,052
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[4]	150,000	154,706
Venture Global LNG, Inc.
8.13% due 06/01/28[4]	75,000	77,516
7.00% due 01/15/30[4]	75,000	75,819
Global Partners Limited Partnership / GLP Finance Corp.
8.25% due 01/15/32[4]	100,000	105,168
7.13% due 07/01/33[4]	25,000	25,350
Viper Energy, Inc.
7.38% due 11/01/31[4]	100,000	106,108

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Sunoco Limited Partnership / Sunoco Finance Corp.
6.00% due 04/15/27	100,000	$99,973
Sunoco, LP
7.25% due 05/01/32[4]	75,000	78,749
Kinetik Holdings, LP
5.88% due 06/15/30[4]	75,000	75,636
Venture Global Plaquemines LNG LLC
6.75% due 01/15/36[4]	75,000	75,000
Hess Midstream Operations, LP
5.88% due 03/01/28[4]	50,000	50,745
Expand Energy Corp.
5.38% due 02/01/29	50,000	50,046
Total Energy		2,086,538

Basic Materials - 5.7%
Carpenter Technology Corp.
7.63% due 03/15/30	125,000	129,349
6.38% due 07/15/28	100,000	100,271
Alumina Pty Ltd.
6.38% due 09/15/32[4]	200,000	203,757
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[4]	200,000	198,703
INEOS Finance plc
6.75% due 05/15/28[4]	200,000	198,650
Novelis Corp.
4.75% due 01/30/30[4]	200,000	191,637
Kaiser Aluminum Corp.
4.63% due 03/01/28[4]	110,000	107,625
4.50% due 06/01/31[4]	75,000	70,163
SK Invictus Intermediate II SARL
5.00% due 10/30/29[4]	125,000	121,048
Compass Minerals International, Inc.
6.75% due 12/01/27[4]	60,000	60,501
8.00% due 07/01/30[4]	50,000	51,657
Arsenal AIC Parent LLC
8.00% due 10/01/30[4]	100,000	106,719
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[4]	100,000	100,491
WR Grace Holdings LLC
4.88% due 06/15/27[4]	75,000	74,567
Minerals Technologies, Inc.
5.00% due 07/01/28[4]	75,000	73,771
Mirabela Nickel Ltd.
due 06/24/19†††,2,5	390,085	1,950
Total Basic Materials		1,790,859

Technology - 3.5%
Dye & Durham Ltd.
8.63% due 04/15/29[4]	200,000	209,316
Capstone Borrower, Inc.
8.00% due 06/15/30[4]	175,000	182,519
TeamSystem SpA
5.78% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/31/31◊,4	EUR 100,000	117,994
Xerox Corp.
10.25% due 10/15/30[4]	100,000	104,695
Amentum Holdings, Inc.
7.25% due 08/01/32[4]	100,000	102,915
Cloud Software Group, Inc.
6.50% due 03/31/29[4]	100,000	100,931
Fair Isaac Corp.
6.00% due 05/15/33[4]	100,000	100,917
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[4]	75,000	60,949
NCR Voyix Corp.
5.13% due 04/15/29[4]	59,000	58,112
Playtika Holding Corp.
4.25% due 03/15/29[4]	50,000	45,375
Total Technology		1,083,723

Utilities - 1.1%
Venture Global Plaquemines LNG LLC
7.75% due 05/01/35[4]	125,000	135,303
Terraform Global Operating, LP
6.13% due 03/01/26[4]	202,000	200,778
Total Utilities		336,081

Total Corporate Bonds
(Cost $25,430,048)		24,832,820

SENIOR FLOATING RATE INTERESTS††,◊ - 11.6%
Consumer, Cyclical - 3.1%
PetSmart LLC
8.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	144,375	142,601
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
due 04/03/25[5]	180,516	140,803
CCRR Parent, Inc.
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	244,564	96,603
AmSpec Parent LLC
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/22/31	91,388	91,731
ATG Entertainment
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 04/17/32	75,000	75,094
American Auto Auction Group LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 05/22/32	74,813	75,070
Secretariat Advisors LLC
8.30% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/24/32†††	66,935	66,935
TransNetwork LLC
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/29/30	49,622	49,653
Galaxy US Opco, Inc.
5.01% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 07/31/30	49,931	46,248
Rent-A-Center, Inc.
7.03% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28†††	45,494	45,608

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
First Brands Group LLC
9.54% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	44,952	$42,321
Asphalt Atd Holdco, LLC
11.30% (3 Month Term SOFR + 7.00%, Rate Floor: 7.00%) (in-kind rate was 4.00%) due 02/28/30†††,7	33,350	33,350
Blue Ribbon LLC
12.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) (in-kind rate was 4.00%) due 05/08/28†††,7	30,357	30,357
Holding Socotec SAS
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/30/28	24,750	24,771
WW International, Inc.
due 04/13/28[5]	45,000	14,737
American Tire Distributors, Inc.
due 10/20/28†††,5	68,250	—
Total Consumer, Cyclical		975,882

Technology - 2.3%
DS Admiral Bidco LLC
8.55% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	149,051	148,305
Pushpay USA, Inc.
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	99,500	99,998
E2open LLC
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/04/28	74,612	74,825
Blackhawk Network Holdings, Inc.
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	74,252	74,600
Cloud Software Group, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 03/30/29	72,903	72,952
Polaris Newco LLC
8.29% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/02/28	74,612	72,633
Modena Buyer LLC
8.78% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	74,625	71,733
Planview Parent, Inc.
7.80% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	54,451	52,886
Leia Finco US LLC
7.46% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	34,913	34,926
Total Technology		702,858

Industrial - 2.2%
Dispatch Terra Acquisition LLC
8.70% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	144,120	141,136
Michael Baker International LLC
8.28% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	97,394	97,759
Pelican Products, Inc.
8.81% (1 Month Term SOFR + 4.51%, Rate Floor: 5.01%) due 12/29/28	88,121	76,776
Hobbs & Associates LLC
7.08% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 07/23/31	74,983	74,866
Engineering Research And Consulting LLC
9.29% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31	74,625	72,759
Aegion Corp.
7.33% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	72,261	72,409
Cognita Ltd.
8.29% (6 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31	49,750	50,040
Mannington Mills, Inc.
9.05% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/07/32	49,625	48,571
STS Operating, Inc.
8.43% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	49,375	48,523
Total Industrial		682,839

Consumer, Non-cyclical - 1.9%
IVI America LLC
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/18/31	69,300	69,777
due 04/09/31	35,000	35,241
Outcomes Group Holdings, Inc.
8.08% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/06/31	99,002	99,476
Recess Holdings, Inc.
8.03% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	98,816	99,026
Gibson Brands, Inc.
9.54% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	94,088	89,442
Blue Ribbon LLC
10.29% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	81,250	62,089
Women’s Care Holdings, Inc.
8.88% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	61,423	56,202
Balrog Acquisition, Inc.
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28	49,000	48,020
Midwest Physician Administrative Services
7.81% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/12/28	46,259	42,943
Total Consumer, Non-cyclical		602,216

Basic Materials - 1.1%
GrafTech Finance, Inc.
10.32% (1 Month Term SOFR + 6.00%, Rate Floor: 8.00%) due 12/21/29	135,903	136,243

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Discovery Purchaser Corp.
8.02% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	124,376	$124,104
NIC Acquisition Corp.
8.31% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	87,154	75,824
Total Basic Materials		336,171

Financial - 0.9%
CFC USA 2025 LLC
due 05/29/32	125,000	124,375
Asurion LLC
8.68% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	78,990	78,073
Franchise Group, Inc.
13.44% (3 Month Term SOFR + 9.11%, Rate Floor: 10.11%) due 07/05/25	36,115	36,070
Apex Group Treasury LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/19/32	24,938	24,829
Franchise Group, Inc.
due 03/10/26†††,5	40,748	2,037
Total Financial		265,384

Communications - 0.1%
Xplore, Inc.
6.09% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31†††	29,232	21,583
9.59% (3 Month Term SOFR + 1.50%, Rate Floor: 6.09%) (in-kind rate was 3.50%) due 10/23/29[7]	8,278	7,822
Total Communications		29,405

Total Senior Floating Rate Interests
(Cost $3,911,628)		3,594,755

Total Investments - 97.1%
(Cost $31,778,412)		$30,202,670
Other Assets & Liabilities, net - 2.9%		886,668
Total Net Assets - 100.0%		$31,089,338

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Morgan Stanley Capital Services LLC	CAD	Sell	80,000	58,648 USD	07/16/25	$(149)
Morgan Stanley Capital Services LLC	EUR	Sell	100,000	115,848 USD	07/16/25	(2,086)
Barclays Bank plc	EUR	Sell	775,000	892,396 USD	07/16/25	(21,590)
						$(23,825)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $37,029 (cost $391,014), or 0.1% of total net assets — See Note 9.

[3]	Rate indicated is the 7-day yield as of June 30, 2025.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $21,950,690 (cost $22,197,277), or 70.6% of total net assets.

[5]	Security is in default of interest and/or principal obligations.
[6]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[7]	Payment-in-kind security.
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2025
SERIES P (HIGH YIELD SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$76,624	$34,417	$144,874	$255,915
Preferred Stocks	—	315,113	2	315,115
Rights	—	—	1,749	1,749
Money Market Fund	1,202,316	—	—	1,202,316
Corporate Bonds	—	24,763,476	69,344	24,832,820
Senior Floating Rate Interests	—	3,394,885	199,870	3,594,755
Total Assets	$1,278,940	$28,507,891	$415,839	$30,202,670

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Forward Foreign Currency Exchange Contracts**	$—	$23,825	$—		$23,825
Unfunded Loan Commitments (Note 8)	$—	$—	$—	*	$—

*	Less than $1
**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Common Stocks	$142,795	Model Price	Purchase Price	—	—
Common Stocks	1,419	Model Price	Liquidation Value	—	—
Common Stocks	660	Enterprise Value	Valuation Multiple	2.6x-9.2x	3.2x
Corporate Bonds	67,394	Third Party Pricing	Vendor Price	—	—
Corporate Bonds	1,950	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Preferred Stocks	2	Model Price	Liquidation Value	—	—
Rights	1,749	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	166,520	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	33,350	Model Price	Purchase Price	—	—
Total Assets	$415,839
Liabilities:
Unfunded Loan Commitments	$—	Model Price	Purchase Price	—	—

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2025
SERIES P (HIGH YIELD SERIES)

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2025, the Fund had securities with a total value of $91,014 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $256,542 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2025:

	Assets						Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Rights	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,950	$547,502	$11,477	$3	$—	$560,932	$(3,691)
Purchases/(Receipts)	—	137,102	137,289	—	—	274,391	(40)
(Sales, maturities and paydowns)/Fundings	—	(116,770)	—	—	—	(116,770)	87
Amortization of premiums/discounts	—	6,685	—	—	—	6,685	—
Corporate actions	—	(99,000)	—	—	—	(99,000)	—
Total realized gains (losses) included in earnings	—	(60,327)	—	—	—	(60,327)	23
Total change in unrealized appreciation (depreciation) included in earnings	—	17,600	(3,892)	(1)	1,749	15,456	3,621
Transfers into Level 3	67,394	23,620	—	—	—	91,014	—
Transfers out of Level 3	—	(256,542)	—	—	—	(256,542)	—
Ending Balance	$69,344	$199,870	$144,874	$2	$1,749	$415,839	$—
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2025	$—	$27,126	$(3,892)	$(1)	$1,749	$24,982	$(70)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments , result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

Transactions during the period ended June 30, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/25	Shares 06/30/25
Common Stocks
BP Holdco LLC *	$634	$—	$—	$—	$(207)	$427	523

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

SERIES P (HIGH YIELD SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $31,778,227)	$30,202,243
Investments in affiliated issuers, at value (cost $185)	427
Foreign currency, at value (cost $70)	71
Prepaid expenses	209
Receivables:
Fund shares sold	1,167,663
Interest	418,405
Securities sold	55,447
Foreign tax reclaims	1,215
Dividends	922
Investment Adviser	104
Total assets	31,846,706

Liabilities:
Unfunded loan commitments, at value ( Note 8) (commitments fees received $—)	—
Overdraft due to custodian bank	24,601
Unrealized depreciation on forward foreign currency exchange contracts	23,825
Payable for:
Securities purchased	654,963
Fund shares redeemed	6,969
Management fees	6,891
Distribution and service fees	5,903
Trustees’ fees*	3,208
Transfer agent/maintenance fees	2,203
Fund accounting and administration fees	648
Miscellaneous	28,157
Total liabilities	757,368
Net assets	$31,089,338

Net assets consist of:
Paid in capital	$40,017,341
Total distributable earnings (loss)	(8,928,003)
Net assets	$31,089,338
Capital shares outstanding	1,202,002
Net asset value per share	$25.86

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$4,605
Interest from securities of unaffiliated issuers	1,041,044
Total investment income	1,045,649

Expenses:
Management fees	87,334
Distribution and service fees	36,389
Transfer agent/maintenance fees	12,424
Professional fees	28,074
Trustees’ fees*	17,785
Fund accounting and administration fees	10,246
Custodian fees	5,588
Line of credit fees	655
Interest expense	442
Miscellaneous	6,409
Recoupment of previously waived fees	9
Total expenses	205,355
Less:
Expenses reimbursed by Adviser	(60)
Expenses waived by Adviser	(53,010)
Earnings credits applied	(88)
Total waived/reimbursed expenses	(53,158)
Net expenses	152,197
Net investment income	893,452

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated securities	(291,754)
Forward foreign currency exchange contracts	(82,709)
Foreign currency transactions	(1,082)
Net realized loss	(375,545)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	700,377
Investments in affiliated issuers	(207)
Forward foreign currency exchange contracts	(36,152)
Foreign currency translations	(524)
Net change in unrealized appreciation (depreciation)	663,494
Net realized and unrealized gain	287,949
Net increase in net assets resulting from operations	$1,181,401

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$893,452	$1,986,330
Net realized loss on investments	(375,545)	(468,099)
Net change in unrealized appreciation (depreciation) on investments	663,494	871,480
Net increase in net assets resulting from operations	1,181,401	2,389,711

Distributions to shareholders	—	(1,935,296)

Capital share transactions:
Proceeds from sale of shares	4,945,752	4,347,900
Distributions reinvested	—	1,935,296
Cost of shares redeemed	(5,790,428)	(9,170,777)
Net decrease from capital share transactions	(844,676)	(2,887,581)
Net increase (decrease) in net assets	336,725	(2,433,166)

Net assets:
Beginning of period	30,752,613	33,185,779
End of period	$31,089,338	$30,752,613

Capital share activity:
Shares sold	195,481	176,348
Shares issued from reinvestment of distributions	—	80,671
Shares redeemed	(232,097)	(371,486)
Net decrease in shares	(36,616)	(114,467)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

SERIES P (HIGH YIELD SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Six Months Ended June 30, 2025[a]	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Per Share Data
Net asset value, beginning of period	$24.83	$24.53	$23.21	$27.55	$27.49	$28.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.77	1.53	1.47	1.28	1.30	1.37
Net gain (loss) on investments (realized and unrealized)	.26	.30	1.25	(3.95)	.18	(.21)
Total from investment operations	1.03	1.83	2.72	(2.67)	1.48	1.16
Less distributions from:
Net investment income	—	(1.53)	(1.40)	(1.67)	(1.42)	(2.06)
Total distributions	—	(1.53)	(1.40)	(1.67)	(1.42)	(2.06)
Net asset value, end of period	$25.86	$24.83	$24.53	$23.21	$27.55	$27.49

Total Return[c]	4.15%	7.63%	12.02%	(9.70%)	5.41%	4.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,089	$30,753	$33,186	$32,318	$44,592	$45,153
Ratios to average net assets:
Net investment income (loss)	6.14%	6.18%	6.23%	5.19%	4.70%	5.13%
Total expenses[d]	1.41%	1.32%	1.34%	1.28%	1.28%	1.38%
Net expenses[e,f,g]	1.05%	1.06%	1.08%	1.07%	1.08%	1.12%
Portfolio turnover rate	20%	44%	39%	33%	76%	84%

[a]	Unaudited figures for the period ended June 30, 2025. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

6/30/25[a]	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
0.00%*	—	—	—	—	—

*	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/25[a]	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
1.04%	1.04%	1.05%	1.05%	1.06%	1.07%

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2025, the Trust consisted of three Funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund Name	Diversification Status
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series P (High Yield Series)	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as the distributor for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded.

Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using a price provided by a pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by a Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Typically, loans are valued using information provided by an independent third-party pricing service that uses broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. Funds that invest in loans or asset-backed securities as part of their investment strategies may have a significant amount of these instruments that are fair valued by the Adviser.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a third-party pricing vendor in valuing foreign securities.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Funds determine their NAV. There can be no assurance in each case that significant events will be identified.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third-party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value a Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, a Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of Interest on the Funds’ Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and,

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(f) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(h) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(i) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.

(l) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(m) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended June 30, 2025, are disclosed in the Funds’ Statements of Operations.

(o) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.33% at June 30, 2025.

(p) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(q) Special Purpose Acquisition Companies

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

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Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Series E (Total Return Bond Series)	Duration, Hedge, Speculation	$14,492,200	$16,307,270

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of call/put options written on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Series E (Total Return Bond Series)	Duration, Hedge	$14,492,200	$9,046,742

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series E (Total Return Bond Series)	Duration, Hedge	$2,374,713	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Series E (Total Return Bond Series)	Duration, Income	$59,712,052	$350,000

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Series E (Total Return Bond Series)	Hedge, Index Exposure, Income, Speculation	$265,012	$1,996,563

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Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Series E (Total Return Bond Series)	Hedge	$58,188	$144,333
Series F (Floating Rate Strategies Series)	Hedge	34,487	325,911
Series P (High Yield Series)	Hedge	1,083	1,037,180

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Credit/Equity/Interest rate swap agreements	Unamortized upfront premiums paid on interest rate swap agreements Variation margin on interest rate swap agreements	Unamortized upfront premiums received on credit default swap agreements Unrealized depreciation on OTC swap agreements
Currency/Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2025:

Asset Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Purchased Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Total Value at June 30, 2025
Series E (Total Return Bond Series)	$527,930	$—	$1,337	$65,380	$233,419	$—	$—	$828,066

Liability Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Purchased Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Total Value at June 30, 2025
Series E (Total Return Bond Series)	$89,186	$8,467	1,316	$—	$—	$5,500	$112,381	$216,850
Series F (Floating Rate Strategies Series)	—	—	5,599	—	—	—	—	5,599
Series P (High Yield Series)	—	—	23,825	—	—	—	—	23,825

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) on futures contracts
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Credit/Foreign currency/Interest rate option contracts

Net realized gain (loss) on options purchased

Net change in unrealized appreciation (depreciation) on options purchased

Net realized gain (loss) on options written

Net change in unrealized appreciation (depreciation) on options written

Credit/Equity/Interest rate swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended June 30, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Interest Rate Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Forward Foreign Currency Exchange Risk	Options Purchased Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Total
Series E (Total Return Bond Series)	$51,254	$(398,502)	$36,734	$(6,597)	$113,302	$(3,117)	$(14,736)	$(26,506)	$(248,168)
Series F (Floating Rate Strategies Series)	—	—	—	(23,615)	—	—	—	—	(23,615)
Series P (High Yield Series)	—	—	—	(82,709)	—	—	—	—	(82,709)

Unrealized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Interest Rate Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Forward Foreign Currency Exchange Risk	Options Purchased Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Total
Series E (Total Return Bond Series)	$—	$1,099,307	$(7,183)	$(1,923)	$(96,119)	$88,213	$4,063	$(27,399)	$1,058,959
Series F (Floating Rate Strategies Series)	—	—	—	(10,810)	—	—	—	—	(10,810)
Series P (High Yield Series)	—	—	—	(36,152)	—	—	—	—	(36,152)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Series E (Total Return Bond Series)	Options purchased	$298,799	$—	298,799	$(117,881)	$—	$180,918
	Forward foreign currency exchange contracts	1,337	—	1,337	—	—	1,337

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Options written	$117,881	$—	$117,881	$(117,881)	$—	$—
	Forward foreign currency exchange contracts	1,316	—	1,316	—	—	1,316
	Credit default swap agreements	8,467	—	8,467	—	—	8,467
Series F (Floating Rate Strategies Series)	Forward foreign currency exchange contracts	5,599	—	5,599	—	—	5,599
Series P (High Yield Series)	Forward foreign currency exchange contracts	23,825	—	23,825	—	—	23,825

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2025.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Series E (Total Return Bond Series)	Morgan Stanley	Credit default swap agreements	$—	$4,499
	BofA Securities, Inc.	Futures contracts	3,000	—
	BofA Securities, Inc.	Interest rate swap agreements	35,967	—
	Morgan Stanley	TBA securities	—	304,659
			38,967	309,158

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Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Series E (Total Return Bond Series)	0.39%
Series F (Floating Rate Strategies Series)	0.65%[1]
Series P (High Yield Series)	0.60%

[1]	The Series F management fee is subject to a 0.05% reduction on assets over $5 billion.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a separate Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Series E (Total Return Bond Series)	0.81%	11/30/12	05/01/26
Series F (Floating Rate Strategies Series)	1.15%	04/22/13	05/01/26
Series P (High Yield Series)	1.07%	10/20/14	05/01/26

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At June 30, 2025, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended December 31, are presented in the following table:

	2025	2026	2027	2028	Total
Series E (Total Return Bond Series)	$14,262	$21,638	$11,177	$3,922	$50,999
Series F (Floating Rate Strategies Series)	25,173	36,293	39,301	34,196	134,963
Series P (High Yield Series)	43,837	72,179	73,307	48,121	237,444

For the period ended June 30, 2025, GI recouped amounts from the Funds as follows:

Series E (Total Return Bond Series)	$7,239
Series P (High Yield Series)	9

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2025, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Series F (Floating Rate Strategies Series)	$6,585

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) serves as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) serves as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

At June 30, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series E (Total Return Bond Series)	$216,281,773	$2,387,462	$(8,837,130)	$(6,449,668)
Series F (Floating Rate Strategies Series)	54,483,028	236,199	(1,464,507)	(1,228,308)
Series P (High Yield Series)	31,780,146	664,188	(2,265,489)	(1,601,301)

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 7 – Securities Transactions

For the period ended June 30, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series E (Total Return Bond Series)	$16,587,560	$34,136,034
Series F (Floating Rate Strategies Series)	16,000,254	20,317,049
Series P (High Yield Series)	5,784,741	7,190,879

For the period ended June 30, 2025, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Series E (Total Return Bond Series)	$12,912,718	$—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2025, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2025. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2025, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series E (Total Return Bond Series)
	Capstone Acquisition Holdings, Inc.	11/12/29	$12,076	$59
	Datix Bidco Ltd.	04/25/31	36,250	1,670
	MB2 Dental Solutions LLC	02/13/31	35,133	551
			83,459	2,280
Series F (Floating Rate Strategies Series)
	Aegion Corp.	05/17/28	27,922	—
	Alter Domus	10/30/31	7,506	—
	AmSpec Parent LLC	12/11/31	26,714	—
	Citrin Cooperman Advisors LLC	04/01/32	6,364	11
	Convergint	03/31/28	3,203	3
	GrafTech Finance, Inc.	11/04/29	16,254	—
	Hanger, Inc.	10/23/31	11,635	—
	Secretariat Advisors LLC	02/21/32	16,627	—
	Student Transportation Of America Holdings, Inc.	06/10/32	4,333	—
			120,558	14
Series P (High Yield Series)
	AmSpec Parent LLC	12/11/31	14,060	—
	GrafTech Finance, Inc.	11/04/29	77,659	—
	Secretariat Advisors LLC	02/21/32	8,065	—
			99,784	—

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	$—	$60
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	75,741	70,646
			75,741	70,706
Series P (High Yield Series)
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	1,343	23
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	746	12
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	353,909	1,950
	Sabre GLBL, Inc.
	7.38% due 09/01/25	04/27/22	35,016	35,044
			391,014	37,029

*	Non-income producing security.
[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,165,000,000 line of credit from Citibank, N.A., which was in place through September 29, 2024, at which time the line of credit was renewed as a 364-day committed, $1,115,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended June 30, 2025.

Note 11 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended June 30, 2025, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at June 30, 2025		Average Balance Outstanding	Average Interest Rate
Series E (Total Return Bond Series)	111	$—	*	$7,997,167	4.57%
Series P ( High Yield Series)	5	—	*	687,063	4.70%

*	As of June 30, 2025, the Funds had no open reverse repurchase agreements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 12 – Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 13 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 14 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71

Item 10: REMUNERATION Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Report of the Guggenheim Variable Funds Trust Board of Trustees

The Board of Trustees (the “Board”) of Guggenheim Variable Funds Trust (the “Trust”), including the Independent Trustees, unanimously approved the renewal of the investment management agreements (as applicable to a specific Fund, the “Advisory Agreement” and collectively, the “Advisory Agreements”) with Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”) on behalf of the series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

● Series E (Total Return Bond Series) (“Series E”)	● Series F (Floating Rate Strategies Series) (“Series F”)
● Series P (High Yield Series) (“Series P”)

GPIM is an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Security Investors, LLC, Guggenheim Funds Investment Advisors, LLC and other affiliated investment management businesses of Guggenheim Partners.

At meetings held in person on April 15, 2025 (the “April Meeting”) and on May 22, 2025 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreements.1

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. FUSE also made a presentation at the April Meeting. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim and FUSE. The Committee noted that although FUSE’s process typically results in the identification for each Fund of a universe of similar funds for performance comparisons and a narrower group of similar funds from the universe based on asset levels for comparative fee and expense data evaluation (i.e., the peer group), the peer group constituent funds identified by FUSE for Series F were the same as the performance universe constituent funds due to the Fund’s investment strategy and pricing.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the applicable Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board unanimously approved the renewal of the applicable Advisory Agreement for each Fund for a one-year period ending August 1, 2026 at a meeting held on May 21-22, 2025 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

[1]

At a meeting held in person on November 20-21, 2024, the Board of the Trust, including the Independent Trustees, unanimously approved an amended and restated investment advisory agreement with GPIM on behalf of Series E and Series P for the purpose of transferring to GPIM the duties and responsibilities of Security Investors, LLC, an indirect subsidiary of Guggenheim Partners, as investment adviser to the Funds, in connection with an internal realignment at Guggenheim to consolidate Guggenheim’s fixed-income registered funds under a single adviser, GPIM. The Board’s considerations and conclusions in connection with this approval are set forth in a separate disclosure titled “Board Considerations Regarding Approval of Investment Advisory Agreement.”

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Continued)

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee also considered the acceptability of the terms of each Advisory Agreement, including the scope of services required to be performed by the Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended. In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, GIH Borrower, LLC (“GIHB”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GIHB and its indirect subsidiary Guggenheim Investments Holdings, LLC. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2024, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer group of similar funds based on asset levels as identified by FUSE (except as noted above with respect to Series F), in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. The Committee also received certain performance information as of March 31, 2025. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. Except as to the individual Fund discussed below, the Committee observed that the returns of each Fund ranked in the third quartile or better of such Fund’s performance universe for each of the five-year and three-year periods considered. In addition, the Committee made the following observations:

Series F (Floating Rate Strategies Series): The Fund’s returns ranked in the 100th and 25th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2024, respectively. The Committee considered management’s statement indicating that given the Fund’s relatively small size and frequent inflow and outflows, the Fund is positioned conservatively and with a strong liquidity profile. The Committee noted management’s statement that although this portfolio construction creates a liquid portfolio compared to the Fund’s peers, it does sacrifice some of the return that is generally attributed to lower quality, smaller and less liquid credits. In addition, the Committee considered management’s discussion of the Fund’s performance at the April Meeting.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Continued)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee2 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds as compared to other types of accounts. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, fee structure, applicable legal, governance and capital structures, tax status and historical pricing reasons. In addition, the Committee took into account Guggenheim’s discussion of the regulatory, operational, legal and entrepreneurial risks involved with the Funds as compared to other types of accounts. The Committee concluded that the information it received demonstrated that the aggregate services provided to, or the specific circumstances of, each Fund were sufficiently different from the services provided to, or the specific circumstances of, other clients with similar investment strategies and/or that the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee took into account those Funds with currently effective expense limitation agreements with the Adviser. Except as to the individual Fund discussed below, the Committee observed that each Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the third quartile or better of such Fund’s peer group. In addition, the Committee made the following observations:

Series F (Floating Rate Strategies Series): The Fund’s contractual advisory fee ranks in the fourth quartile (100th percentile) of its peer group. The Fund’s net effective management fee ranks in the second quartile (50th percentile) of its peer group. The Fund’s total net expense ratio ranks in the third quartile (75th percentile) of its peer group. The Committee considered the Adviser’s statement explaining the higher fees that performance is driven by a unique investment approach that requires significant resources. In this regard, the Committee took into consideration the strong investment performance of the Fund for the three-year period ended December 31, 2024. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser. In addition, the Committee considered management’s discussion of the Fund’s fees at the April Meeting.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2024, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2023 and December 31, 2022. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

[2]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 75

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Concluded)

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain synergies, such as enhanced visibility of the Adviser and its products and services with the correlative opportunity to increase sales and distribution of these products and services, and other synergies arising from offering a broad spectrum of products and services, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s increase in overall expenses in 2024 was attributable to increases in operating and administration expenses, income tax and depreciation, and non-recurring items.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profitability; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the renewal of the applicable Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreements.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	September 3, 2025

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	September 3, 2025

* Print the name and title of each signing officer under his or her signature.